UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2007

Date of reporting period:	4/30/2007

Item 1.	Schedule of Investments

Target Conservative Allocation Fund

Schedule of Investments

as of April 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 110.0%

COMMON STOCKS 44.1%

Advertising
4,670	Marchex, Inc. (Class B Stock)	59,729

Aerospace 1.0%
2,780	Aegean Marine Petroleum Network, Inc.	43,229
665	Alliant Techsystems, Inc.(a)	61,931
3,450	BE Aerospace, Inc.(a)	126,442
6,419	Boeing Co. (The)	596,967
420	DRS Technologies, Inc.	21,130
8,906	Lockheed Martin Corp.	856,223
2,425	Moog, Inc. (Class A Stock)(a)	103,111
1,450	United Technologies Corp.	97,339

		1,906,372

Aerospace & Defense 0.9%
1,400	AAR Corp.(a)	42,756
7,181	General Dynamics Corp.	563,708
900	Goodrich Corp.	51,156
2,490	HEICO Corp.	90,014
250	Honeywell International, Inc.	13,545
10,700	Northrop Grumman Corp.	787,627
3,800	Raytheon Co.	203,452

		1,752,258

Apparel Manufacturers
359	Columbia Sportswear Co.	22,473

Auto Components 0.3%
5,000	General Motors Corp.	156,150
3,200	Johnson Controls, Inc.	327,456
1,000	Magna International, Inc. (Class A Stock) (Canada)	79,150

		562,756

Auto Parts & Related 0.1%
7,900	Autonation, Inc.(a)	161,476

Automobile Manufacturers 0.3%
4,766	Toyota Motor Corp., ADR (Japan)	578,688
600	Winnebago Industries, Inc.	19,236

		597,924

Automotive Parts 0.1%
800	Advance Auto Parts, Inc.	32,960
2,800	Paccar, Inc.	235,144

		268,104

Beverages 0.4%
2,400	Anheuser-Busch Cos., Inc.	118,056
7,400	Coca-Cola Co. (The)	386,206
5,400	Coca-Cola Enterprises, Inc.	118,476
1,400	PepsiCo, Inc.	92,526

		715,264

Biotechnology 0.9%
5,025	Amgen, Inc.(a)	322,303
10,929	Genentech, Inc.(a)	874,211
4,258	Genzyme Corp.(a)	278,090
1,800	Gilead Sciences, Inc.(a)	147,096
17,100	Millennium Pharmaceuticals, Inc.(a)	189,468

		1,811,168

Broadcast & Cable/Satellite TV
200	Clear Channel Communications, Inc.	7,086

Building Products 0.1%
930	Ceradyne, Inc.(a)	54,731
1,335	Lennox International, Inc.	45,136
3,600	Masco Corp.	97,956

		197,823

Business Services 0.4%
700	Administaff, Inc.	23,233
3,660	Barrett Business Services, Inc.	83,521
2,700	Manpower, Inc.	216,675
3,436	Mastercard, Inc. (Class A Stock)	383,733
3,230	Perficient, Inc.(a)	68,476

		775,638

Capital Markets 0.1%
4,122	Raymond James Financial, Inc.	126,463
1,000	SEI Investments Co.	61,030

		187,493

Chemicals 0.9%
1,450	Air Products & Chemicals, Inc.	110,925
330	Cytec Industries, Inc.	18,117
10,300	Dow Chemical Co.	459,483
4,200	Eastman Chemical Co.	284,340
350	FMC Corp.	26,926
2,100	PPG Industries, Inc.	154,518
4,750	Praxair, Inc.	306,612
3,250	Rohm & Haas Co.	166,302
2,050	Scotts Miracle-Gro Co., (The) (Class A Stock)	92,189
1,850	Valspar Corp.	50,024

		1,669,436

Clothing & Apparel 0.1%
1,100	Coach, Inc.(a)	53,713
100	Gap, Inc. (The)	1,795
3,480	Iconix Brand Group, Inc.(a)	70,052
1,700	Phillips-Van Heusen Corp.	95,030
800	Volcom, Inc.(a)	33,608

		254,198

Commercial Banks 0.2%
625	Citizens Banking Corp.	12,506
4,100	Comerica, Inc.	253,831
490	MB Financial, Inc.	16,459
450	PrivateBancorp, Inc.	14,774
2,525	Sterling Financial Corp.	74,437
1,300	UnionBanCal Corp.	79,924

		451,931

Commercial Services 0.6%
2,300	Convergys Corp.(a)	58,098
7,923	Domtar Corp.(a)	77,249
2,460	FirstService Corp. (Canada)(a)	72,373
675	Healthcare Services Group, Inc.	18,900
1,000	Healthspring, Inc.(a)	23,520
2,530	HMS Holdings Corp.(a)	56,065
225	HNI Corp.	9,391
1,100	ITT Educational Services, Inc.(a)	106,931
1,300	McKesson Corp.	76,479
5,006	Moody’s Corp.	330,997
375	On Assignment, Inc.(a)	4,193
2,900	Pharmaceutical Product Development, Inc.	104,603
3,400	Rollins, Inc.	78,438
2,010	Steiner Leisure Ltd.(a)	97,445
1,890	Team, Inc.(a)	65,054

		1,179,736

Commercial/Industrial
6,200	Service Corp. International	75,330

Communication Equipment 0.1%
1,250	Arris Group, Inc.(a)	18,525
900	Avaya, Inc.(a)	11,628
575	Ciena Corp.(a)	16,767
775	CommScope, Inc.(a)	36,154
2,710	Nuance Communications, Inc.(a)	41,761

		124,835

Computer Hardware 0.6%
400	Affiliated Computer Services, Inc. (Class A Stock)(a)	23,964
1,400	Apple Computer, Inc.(a)	139,720
3,500	Computer Sciences Corp.(a)	194,390
2,620	Cray, Inc.(a)	32,619
4,650	International Business Machines Corp.	475,276
5,200	Oracle Corp.(a)	97,760
7,200	Synopsys, Inc.(a)	199,152
925	Western Digital Corp.(a)	16,354

		1,179,235

Computer Networking
1,980	Atheros Communications(a)	53,044

Computer Services & Software 0.3%
5,000	Accenture Ltd. (Class A Stock) (Bermuda)	195,500
2,830	Advent Software, Inc.(a)	94,975
475	Blackbaud, Inc.	10,488
3,960	Concur Technologies, Inc.(a)	70,369
590	Micros Systems, Inc.(a)	32,332
2,240	The9 Ltd., ADR (Cayman Islands)(a)	91,638
2,340	THQ, Inc.(a)	78,086

		573,388

Computer Software 0.1%
	3,900	Intuit, Inc.(a)	110,955

Computers & Peripherals 0.2%
	2,900	Lexmark International, Inc.(a)	158,050
	39,100	Sun Microsystems, Inc.(a)	204,102

			362,152

Conglomerates
	400	Textron, Inc.	40,668

Construction 0.1%
	600	D.R. Horton, Inc.	13,308
	2,200	Hovnanian Enterprises, Inc. (Class A Stock)(a)	52,778
	841	KBR, Inc.(a)	17,366
	1,200	Meritage Homes Corp.(a)	41,772
	2,300	Standard - Pacific Corp.	47,955
	750	Toll Brothers, Inc.(a)	22,335

			195,514

Consumer Finance
	870	Cash America International, Inc.	37,549
	1,025	First Cash Financial Services, Inc.(a)	23,554
	765	McGrath RentCorp	23,065

			84,168

Consumer Products & Services 0.9%
	8,300	Altria Group, Inc.	572,036
	1,000	American Greetings Corp. (Class A Stock)	25,450
	100	Avon Products, Inc.	3,980
	1,625	Central Garden & Pet Co.(a)	24,066
	200	Estee Lauder Cos., Inc. (The) (Class A Stock)	10,284
	17,186	Procter & Gamble Co.	1,105,232
	1,200	Snap-On, Inc.	65,400

			1,806,448

Distribution/Wholesale
	1,570	Houston Wire & Cable Co.(a)	46,284
	875	Owens & Minor, Inc.	30,931

			77,215

Distributors
	575	WESCO International, Inc.(a)	36,323

Diversified
	1,250	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	55,813

Diversified Consumer
	470	Regis Corp.	17,968

Diversified Financial Services 0.3%
	200	Bank of New York Co., Inc. (The)	8,096
	1,200	E*Trade Financial Corp.(a)	26,496
	300	Janus Capital Group, Inc.	7,506
	8,400	JPMorgan Chase & Co.	437,640
	5,250	Optionable, Inc.(a)	29,663
	1,670	Penson Worldwide, Inc.(a)	44,789

			554,190

Diversified Financials
	775	Financial Federal Corp.	20,367

Diversified Manufacturing Operations 0.3%
	15,100	Hewlett-Packard Co.	636,314

Education
	2,380	DeVry, Inc.	78,516

Electric Utilities 0.3%
	4,800	Exelon Corp.	361,968
	3,000	FPL Group, Inc.	193,110
	3,650	Sierra Pacific Resources(a)	66,649

			621,727

Electrical Equipment
	700	General Cable Corp.(a)	40,208

Electronic Components 0.4%
	2,400	Checkpoint Systems, Inc.(a)	52,776
	1,940	DTS, Inc. (DE)(a)	43,417
	200	Emerson Electric Co.	9,398
	2,200	Energizer Holdings, Inc.(a)	213,796
	2,700	FLIR Systems, Inc.(a)	109,323
	1,000	Itron, Inc.(a)	67,340
	175	Rofin-Sinar Technologies, Inc.(a)	11,599
	10,600	Sanmina-SCI Corp.(a)	36,570
	3,500	Waters Corp.(a)	208,005

			752,224

Electronic Equipment & Instruments 0.1%
	3,100	Avnet, Inc.(a)	126,790
	975	Brightpoint, Inc.(a)	12,968

			139,758

Electronics
	2,000	Benchmark Electronics, Inc.(a)	42,360
	400	Mettler-Toledo International, Inc.(a)	39,048

			81,408

Energy Equipment 0.1%
	3,490	Oil States International, Inc.(a)	118,416
	600	Universal Compression Holdings, Inc.(a)	39,942

			158,358

Energy Equipment & Services 0.4%
	287	Cameron International Corp.(a)	18,532
	1,130	Dril-Quip, Inc.(a)	57,065
	5,500	GlobalSantaFe Corp. (Cayman Islands)	351,615
	4,772	Halliburton Co.	151,591
	1,700	Tidewater, Inc.	107,457

			686,260

Engineering/Construction 0.1%
2,125	URS Corp.(a)	92,863

Entertainment & Leisure 0.6%
1,870	Allegiant Travel Co.(a)	60,008
8,728	Century Casinos, Inc.(a)	73,141
3,300	Harley-Davidson, Inc.	208,956
6,321	Las Vegas Sands, Inc.(a)	538,486
1,360	Life Time Fitness, Inc.(a)	69,904
4,050	Scientific Games Corp. (Class A Stock)(a)	134,824

		1,085,319

Environmental Services
4,600	Allied Waste Industries, Inc.(a)	61,502
655	Waste Connections, Inc.(a)	20,416

		81,918

Exchange Traded Funds 0.1%
10	iShares Russell 1000 Value Index Fund	862
1,189	iShares Russell 2000 Value Index Fund	96,998

		97,860

Farming & Agriculture 0.4%
13,543	Monsanto Co.	798,902

Financial – Bank & Trust 2.2%
2,550	Astoria Financial Corp.	67,728
23,203	Bank of America Corp.	1,181,033
500	BankUnited Financial Corp. (Class A Stock)	10,825
100	BB&T Corp.	4,162
20,000	China Merchants Bank (Hong Kong)(a)	48,672
13,500	Hudson City Bancorp, Inc.	179,820
850	Marshall & Ilsley Corp.	40,817
800	Oriental Financial Group, Inc.	9,256
1,800	Pacific Capital Bancorp	48,474
550	Prosperity Bancshares, Inc.	19,080
2,250	State Street Corp.	154,957
1,600	SunTrust Banks, Inc.	135,072
2,650	TCF Financial Corp.	71,762
9,450	U.S. Bancorp	324,607
9,933	UBS AG(Switzerland)	644,652
12,500	Wachovia Corp.	694,250
19,320	Wells Fargo & Co.	693,395

		4,328,562

Financial – Brokerage 0.1%
1,300	MGIC Investment Corp.	80,093
1,650	TD Ameritrade Holding Corp.(a)	28,133

		108,226

Financial Services 3.0%
325	Affiliated Managers Group, Inc.(a)	38,230
2,550	AMBAC Financial Group, Inc.	234,090
6,400	AmeriCredit Corp.(a)	161,472
3,160	Ameriprise Financial, Inc.	187,925
2,000	Asset Acceptance Capital Corp.(a)	36,840
400	Bear Stearns Cos., Inc. (The)	62,280
200	BlackRock, Inc.	29,940
1,346	Calamos Asset Management, Inc.	31,577
1,450	Capital One Financial Corp.	107,677
3,200	CIT Group, Inc.	190,880
26,467	Citigroup, Inc.	1,419,161
2,300	Eaton Vance Corp.	87,906
2,300	First Mercury Financial Corp.(a)	47,610
700	Franklin Resources, Inc.	91,917
3,461	Goldman Sachs Group, Inc.	756,609
819,000	Industrial And Commercial Bank of China (China)(a)	445,036
935	International Securities Exchange, Inc.	62,355
2,600	Investment Technology Group, Inc.(a)	98,384
2,800	Jefferies Group, Inc.	88,760
10,227	Lehman Brothers Holdings, Inc.	769,889
2,350	Merrill Lynch & Co., Inc.	212,041
4,450	Morgan Stanley	373,844
2,230	optionsXpress Holdings, Inc.	55,036
1,640	Portfolio Recovery Associates, Inc.(a)	91,266
1,100	SLM Corp.	59,213
300	Student Loan Corp. (The)	61,110
1,000	T. Rowe Price Group, Inc.	49,680
960	Valueclick, Inc.(a)	27,456

		5,878,184

Food & Staples Retailing
4,490	SunOpta, Inc.(a)	58,101

Food Products 0.1%
4,000	Archer-Daniels-Midland Co.	154,800
850	General Mills, Inc.	50,915
2,470	Unilever PLC, ADR (United Kingdom)	77,336

		283,051

Foods 0.4%
425	Corn Products International, Inc.	16,924
1,350	Kellogg Co.	71,428
12,592	Kraft Foods, Inc. (Class A Stock)	421,454
6,900	Kroger Co. (The)	203,619
375	Ralcorp Holdings, Inc.(a)	24,679
800	Sysco Corp.	26,192
800	Tyson Foods, Inc. (Class A Stock)	16,768
100	Wrigley, (Wm., Jr.) Co.	5,888

		786,952

Healthcare Equipment & Supplies
940	Kyphon, Inc.(a)	43,813
500	Medical Action Industries, Inc.(a)	11,390

		55,203

Healthcare Providers & Services 0.3%
300	Apria Healthcare Group, Inc.(a)	9,522
2,600	Cigna Corp.	404,534
2,940	Systems Xcellence, Inc.(a)	67,061
17,600	Tenet Healthcare Corp.(a)	130,592

		611,709

Healthcare Services 1.2%
1,250	Aetna, Inc.	58,600
1,900	AMERIGROUP Corp.(a)	53,447
1,500	Biogen Idec, Inc.(a)	70,815
1,700	Centene Corp.(a)	35,377
1,600	Covance, Inc.(a)	96,800
10,000	Five Star Quality Care, Inc.(a)	110,100
1,500	Healthways, Inc.(a)	63,630
2,800	Humana, Inc.(a)	177,072
925	LHC Group, Inc.(a)	23,680
925	Pediatrix Medical Group, Inc.(a)	52,771
1,700	Sunrise Senior Living, Inc.(a)	65,093
2,820	TriZetto Group, Inc. (The)(a)	54,934
25,063	UnitedHealth Group, Inc.	1,329,843
200	Universal Health Services, Inc. (Class B Stock)	12,144
1,450	WellPoint, Inc.(a)	114,506

		2,318,812

Hotels & Motels 0.8%
4,700	Marriott International, Inc. (Class A Stock)	212,487
8,527	MGM Mirage(a)	573,441
1,100	Starwood Hotels & Resorts Worldwide, Inc.	73,722
6,900	Wynn Resorts Ltd.	705,249

		1,564,899

Hotels & Restaurants
750	AFC Enterprises, Inc.(a)	14,257
1,425	Triarc Cos., Inc. (Class B Stock)	23,185

		37,442

Hotels, Restaurants & Leisure 0.3%
400	Bob Evans Farms, Inc.	14,680
4,100	Carnival Corp. (Panama)	200,449
4,600	McDonald’s Corp.	222,088
1,860	Wyndham Worldwide Corp.(a)	64,356

		501,573

Household Durables 0.3%
3,700	Centex Corp.	165,649
1,300	Fortune Brands, Inc.	104,130
8,900	Lennar Corp. (Class A Stock)	380,119
600	Lennar Corp. (Class B Stock)	24,006

		673,904

Household Products 0.1%
3,000	Kimberly-Clark Corp.	213,510

Household/Personal Care 0.2%
4,200	Colgate-Palmolive Co.	284,508

Independent Power Producers & Energy Traders 0.3%
1,769	NRG Energy, Inc.(a)	139,680
6,700	TXU Corp.	439,386

		579,066

Industrial Conglomerates 0.8%
2,800	3M Co.	231,756
24,200	General Electric Co.	892,012
500	Teleflex, Inc.	35,915
12,400	Tyco International Ltd. (Bermuda)	404,612

		1,564,295

Industrial Products
900	Reliant Energy, Inc.(a)	20,043

Insurance 2.1%
7,000	Allstate Corp. (The)	436,240
2,100	American International Group, Inc.	146,811
2,780	Amerisafe, Inc.(a)	55,961
5,640	Amtrust Financial Services, Inc.	67,511
1,800	Assurant, Inc.	103,554
3,250	Chubb Corp.	174,947
1,525	Delphi Financial Group, Inc. (Class A Stock)	65,118
12,450	Genworth Financial, Inc. (Class A Stock)	454,300
2,100	Hanover Insurance Group, Inc. (The)	96,516
1,100	Hartford Financial Services Group, Inc.	111,320
1,062	HCC Insurance Holdings, Inc.	32,561
455	Hilb, Rogal & Hobbs Co.	19,770
1,100	Loews Corp.	52,052
5,180	MBIA, Inc.	360,321
8,700	MetLife, Inc.	571,590
2,200	Philadelphia Consolidated Holding Corp.(a)	95,480
100	Principal Financial Group, Inc.	6,349
2,050	Protective Life Corp.	96,145
2,440	Security Capital Assurance Ltd.	78,324
1,600	State Auto Financial Corp.	48,080
11,001	Travelers Cos., Inc. (The)	595,154
1,840	United Fire & Casualty Co.	67,620
9,900	Unum Group	246,312
2,900	W.R. Berkley Corp.	94,221
2,000	XL Capital Ltd. (Class A Stock) (Cayman Islands)	155,960

		4,232,217

Internet Services 0.7%
6,970	CyberSource Corp.(a)	88,589
1,830	DealerTrack Holdings, Inc.(a)	60,390
800	Digital River, Inc.(a)	46,824
3,050	eBay, Inc.(a)	103,517
400	Emdeon Corp.(a)	6,456
610	Equinix, Inc.(a)	50,917
3,250	Expedia, Inc.(a)	76,765
649	Google, Inc. (Class A Stock)(a)	305,926
700	IAC/InterActive Corp.(a)	26,684
3,830	j2 Global Communications, Inc.(a)	110,151
11,430	Navisite, Inc.(a)	73,152
1,760	NutriSystem, Inc.(a)	109,120
5,590	Online Resources Corp.(a)	61,713
2,710	RADVISION Ltd.(Israel)(a)	59,918
9,900	Symantec Corp.(a)	174,240
775	Vignette Corp.(a)	14,353
1,600	Yahoo!, Inc.(a)	44,864

		1,413,579

IT Services 0.3%
11,500	Electronic Data Systems Corp.	336,260
4,700	First Data Corp.	152,280
750	Tyler Technologies, Inc.(a)	8,962

		497,502

Leisure Equipment
375	Brunswick Corp.	12,285

Machinery 0.4%
425	Actuant Corp. (Class A Stock)	22,525
5,100	AGCO Corp.(a)	212,823
275	Briggs & Stratton Corp.	8,159
400	Cummins, Inc.	36,864
2,750	Deere & Co.	300,850
800	Dover Corp.	38,496
525	IDEX Corp.	27,547
625	Nordson Corp.	28,644
2,400	SPX Corp.	170,112

		846,020

Machinery & Equipment 0.1%
7,760	Flow International Corp.(a)	90,326
600	Rockwell Automation, Inc.	35,724

		126,050

Manufacturing 0.2%
1,050	Eaton Corp.	93,671
1,700	Harsco Corp.	86,700
4,000	Hexcel Corp.(a)	86,800
2,700	Terex Corp.(a)	210,195

		477,366

Marine
675	Arlington Tankers Ltd.	18,009

Media 1.6%
18,300	CBS Corp. (Class B Stock)	581,391
34,200	Comcast Corp. (Class A Stock)(a)	911,772
2,440	DG FastChannel, Inc.(a)	44,384
8,986	DirectTV Group, Inc. (The)(a)	214,226
3,550	Gannett Co., Inc.	202,563
5,800	Idearc, Inc.	201,550
9,350	News Corp. (Class A Stock)	209,346
12,300	Time Warner, Inc.	253,749
13,250	Walt Disney Co. (The)	463,485

		3,082,466

Media & Communications 0.1%
3,000	McGraw-Hill Cos., Inc.	196,590

Medical Supplies & Equipment 0.9%
4,040	AngioDynamics, Inc.(a)	67,226
1,100	Baxter International, Inc.	62,293
400	Boston Scientific Corp.(a)	6,176
700	C.R. Bard, Inc.	58,191
10,600	Johnson & Johnson	680,732
4,000	Medtronic, Inc.	211,720
3,290	Micrus Endovascular Corp.(a)	73,137
8,340	NovaMed, Inc.(a)	61,549
2,960	NuVasive, Inc.(a)	76,279
2,344	PolyMedica Corp.	94,791
1,800	ResMed, Inc.(a)	76,068
600	Sepracor, Inc.(a)	32,208
8,730	Spectranetics Corp. (The)(a)	90,530
300	Stryker Corp.	19,482
1,100	Vital Images, Inc.(a)	33,946
1,300	Zimmer Holdings, Inc.(a)	117,624

		1,761,952

Metals & Mining 0.8%
16,450	Alcoa, Inc.	583,810
1,400	Bucyrus International, Inc. (Class A Stock)	87,836
600	Cleveland-Cliffs, Inc.	41,574
4,584	Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	307,861
1,850	Joy Global, Inc.	93,666
1,960	Ladish Co., Inc.(a)	79,694
600	Newmont Mining Corp.	25,020
1,600	Nucor Corp.	101,536
500	Southern Copper Corp.	40,150
2,100	Timken Co.	69,258
1,175	United States Steel Corp.	119,310

		1,549,715

Multi-Line Retail 0.3%
11,658	Federated Department Stores, Inc.	512,019

Multi-Utilities
1,050	Vectren Corp.	30,524

Office Equipment
1,000	School Specialty, Inc.(a)	32,980

Oil & Gas Exploration/Production
880	Core Laboratories NV(a)	80,010

Oil, Gas & Consumable Fuels 2.9%
5,000	Apache Corp.	362,500
750	Arena Resources, Inc.(a)	35,213
500	Ashland, Inc.	29,975
350	Baker Hughes, Inc.	28,137
4,100	Cabot Oil & Gas Corp.	149,322
4,400	Chevron Corp.	342,276
9,950	ConocoPhillips	690,032
4,200	Devon Energy Corp.	306,054
16,200	Exxon Mobil Corp.	1,285,956
850	Gulfport Energy Corp.(a)	12,555
2,850	Hess Corp.	161,737
2,650	Marathon Oil Corp.	269,107
575	Northwest Natural Gas Co.	29,216
11,950	Occidental Petroleum Corp.	605,865
2,133	Oceaneering International, Inc.(a)	101,403
1,300	ONEOK, Inc.	62,933
700	Rosetta Resources, Inc.(a)	15,057
2,200	Royal Dutch Shell PLC, ADR (Class A Stock) (United Kingdom)	155,562
6,010	Schlumberger Ltd. (Netherlands)	443,718
750	St. Mary Land & Exploration Co.	27,465
1,300	Sunoco, Inc.	98,189
2,170	Superior Energy Services, Inc.(a)	78,836
1,300	Swift Energy Co.(a)	52,845
3,300	Valero Energy Corp.	231,759
900	W&T Offshore, Inc.	27,315
900	Weatherford International Ltd.(a)	47,241
2,450	XTO Energy, Inc.	132,961

		5,783,229

Paper & Forest Products 0.1%
300	Owens Illinois, Inc.(a)	9,027
1,450	Weyerhaeuser Co.	114,869

		123,896

Pharmaceuticals 1.8%
3,550	Abbott Laboratories	201,001
5,050	American Medical Systems Holdings, Inc.(a)	89,536
6,297	Amylin Pharmaceuticals, Inc.(a)	260,255
800	Barr Pharmaceuticals, Inc.(a)	38,688
600	Bristol-Meyers Squibb Co.	17,316
3,000	Celgene Corp.(a)	183,480
1,400	Eli Lilly & Co.	82,782
4,300	Forest Laboratories, Inc.(a)	228,803
3,080	K-V Pharmaceutical Co. (Class A Stock)(a)	80,111
10,040	LeMaitre Vascular, Inc.(a)	57,630
1,900	Medco Health Solutions, Inc.(a)	148,238
1,330	Medicis Pharmaceutical Corp. (Class A Stock)	40,432
17,650	Merck & Co., Inc.	907,916
26,350	Pfizer, Inc.	697,221
9,042	Schering-Plough Corp.	286,903
2,850	Wyeth	158,175

		3,478,487

Real Estate 0.2%
1,707	CB Richard Ellis Group, Inc. (Class A Stock)(a)	57,782
1,900	Jones Lang Lasal, Inc.	204,231
2,860	St. Joe Co. (The)	161,962

		423,975
Real Estate Investment Trust – Other Reit
200	Simon Property Group, Inc.	23,056

Real Estate Investment Trusts 0.4%
1,050	Apartment Investment & Management Co. (Class A Stock)	58,065
500	Boston Properties, Inc.	58,780
1,500	Friedman, Billings, Ramsey Group, Inc.	8,325
475	Highland Hospitality Corp.	9,049
1,900	Hospitality Properties Trust	86,507
1,400	HRPT Properties Trust	17,136
600	JER Investors Trust, Inc.	10,566
3,630	KKR Financial Holdings LLC	96,957
3,100	ProLogis	200,880
500	Public Storage, Inc.	46,660
1,100	SL Green Realty Corp.	154,990
100	UDR, Inc.	3,004
700	Vornado Realty Trust	83,041

		833,960

Retail
100	Dick’s Sporting Goods, Inc.(a)	5,609
1,150	Family Dollar Stores, Inc.	36,616
587	Stage Stores, Inc.	12,943

		55,168

Retail & Merchandising 1.8%
250	Abercrombie & Fitch Co. (Class A Stock)	20,415
5,600	American Eagle Outfitters, Inc.	165,032
50	Best Buy Co., Inc.	2,332
2,800	Brinker International, Inc.	87,080
2,870	Cache, Inc.(a)	49,536
1,320	Crocs, Inc.(a)	73,762
3,737	CVS Corp.	135,429
3,400	Dillard’s, Inc. (Class A Stock)	117,742
950	J.C. Penney Co., Inc.	75,135
1,302	Jos. A. Bank Clothiers, Inc.(a)	50,309
800	Kohl’s Corp.(a)	59,232
15,729	Lowe’s Cos., Inc.	480,678
1,800	Office Depot, Inc.(a)	60,516
200	OfficeMax, Inc.	9,844
2,300	Payless Shoesource, Inc.(a)	73,370
5,450	Safeway, Inc.	197,835
2,300	Sonic Corp.(a)	51,612
1,550	Staples, Inc.	38,440
10,080	Starbucks Corp.(a)	312,682
2,000	Stein Mart, Inc.	32,600
950	SUPERVALU, Inc.	43,605
6,451	Target Corp.	382,996
1,250	Tween Brands, Inc.(a)	48,950
8,100	Wal-Mart Stores, Inc.	388,152
8,517	Yum! Brands, Inc.	526,862

		3,484,146

Road & Rail
2,180	Avis Budget Group(a)	61,323

Semiconductors 0.7%
4,000	Analog Devices, Inc.	154,480
8,200	Atmel Corp.(a)	43,624
700	ATMI, Inc.(a)	21,651
1,050	Brooks Automation, Inc.(a)	18,344
28,103	Intel Corp.	604,214
3,300	MEMC Electronic Materials, Inc.(a)	181,104
875	Microsemi Corp.(a)	20,221
1,200	Tessera Technologies, Inc.(a)	51,348
10,000	Texas Instruments, Inc.	343,700
700	Xilinx, Inc.	20,636

		1,459,322

Semiconductors & Semiconductor Equipment 0.1%
3,200	NVIDIA Corp.(a)	105,248
970	Varian Semiconductor Equipment Associates, Inc.(a)	64,369

		169,617

Semiconductors/Semi Cap
2,600	Micron Technology, Inc.(a)	29,822

Software 1.0%
1,100	Adobe Systems, Inc.(a)	45,716
4,300	BMC Software, Inc.(a)	139,191
13,564	CA, Inc.	369,755
400	Fair Isaac Corp.	14,284
1,900	Global Payments, Inc.	72,162
41,800	Microsoft Corp.	1,251,492
1,900	MoneyGram International, Inc.	54,017

		1,946,617

Specialty Retail 0.3%
3,015	Aaron Rents, Inc.	85,536
200	AutoZone, Inc.(a)	26,608
775	Guitar Center, Inc.(a)	35,882
6,100	Home Depot, Inc. (The)	231,007
4,100	Limited Brands, Inc.	113,037
675	Men’s Wearhouse, Inc. (The)	29,207
640	Monro Muffler Brake, Inc.	22,400
1,900	RadioShack Corp.	55,233
875	United Auto Group, Inc.	17,745

		616,655

Telecommunications 2.4%
9,169	America Movil SA de CV, ADR (Mexico)	481,648
3,700	AmerisourceBergen Corp.	184,963
26,558	AT&T, Inc.	1,028,326
2,890	Cbeyond, Inc.(a)	100,514
1,700	CenturyTel, Inc.	78,285
46,000	China Mobile Ltd. (Hong Kong)	414,324
42,447	Cisco Systems, Inc.(a)	1,135,033
2,550	Corning, Inc.(a)	60,486
2,400	Crown Castle International Corp.(a)	82,416
950	Juniper Networks, Inc.(a)	21,242
50	Motorola, Inc.	866
1,550	QUALCOMM, Inc.	67,890
8,967	Sprint Nextel Corp.	179,609
500	Telephone & Data Systems, Inc.	28,475
3,190	Time Warner Telecom, Inc. (Class A Stock)(a)	65,395
2,500	Utstarcom, Inc.(a)	17,850
20,100	Verizon Communications, Inc.	767,418

		4,714,740

Textiles, Apparel & Luxury Goods 0.1%
4,000	Jones Apparel Group, Inc.	133,560

Thrifts & Mortgage Finance 0.7%
8,850	Countrywide Financial Corp.	328,158
2,700	Fannie Mae	159,084
7,400	Freddie Mac	479,372
8,000	Washington Mutual, Inc.	335,840

		1,302,454

Tobacco Products 0.1%
200	Universal Corp.	12,536
3,500	UST, Inc.	198,380

		210,916

Trading Companies & Distributors
1,450	Watsco, Inc.	77,097

Transportation 1.3%
8,384	Burlington North Santa Fe Corp.	733,935
5,950	CSX Corp.	256,861
5,406	FedEx Corp.	570,009
525	Forward Air Corp.	16,018
2,900	J.B. Hunt Transport Services, Inc.	78,474
3,500	Norfolk Southern Corp.	186,340
1,710	Old Dominion Freight Line, Inc.(a)	50,548
300	Overseas Shipholding Group, Inc.	21,240
800	Ryder System, Inc.	42,112
5,620	Union Pacific Corp.	642,085

		2,597,622

Utilities 0.8%
4,700	American Electric Power Co., Inc.	236,034
6,150	CMS Energy Corp.	113,898
2,050	Consolidated Edison, Inc.	105,083
500	Dominion Resources, Inc.	45,600
2,700	DTE Energy Co.	136,593
900	Dynegy, Inc.(a)	8,469
6,950	Edison International	363,832
2,001	Headwaters, Inc.(a)	43,362
800	Illinois Tool Works, Inc.	41,048
2,950	Northeast Utilities	94,901
3,300	PG&E Corp.	166,980
1,000	Pinnacle West Capital Corp.	48,290
1,700	PNM Resources, Inc.	55,335
1,000	SCANA Corp.	43,530
1,075	Westar Energy, Inc.	29,262
5,100	Xcel Energy, Inc.	122,859

		1,655,076

Wireless Telecommunication Services
600	Alltel Corp.	37,614

	TOTAL COMMON STOCKS (cost $70,915,480)	87,255,789

Moody’s Ratings	Principal Amount (000)#
ASSET-BACKED SECURITIES 3.7%
		Aames Mortgage Investment Trust,
		Series 2006-1, Class A1
Aaa	152	5.38%(b), 04/25/36	151,718
		American Express Credit Account Master Trust,
		Series 2002-3, Class A
Aaa	500	5.43%(b), 12/15/09	499,988
		Asset Backed Funding Certificates,
		Series 2004-OPT5, Class A1
AAA(c)	472	5.67%(b), 06/25/34	472,982
		Bank One Issuance Trust,
		Series 2003-A3, Class A3
Aaa	500	5.43%(b), 12/15/10	500,547
		Series 2004-A4, Class A4
Aaa	800	5.36%(b), 02/16/10	800,000
		Chase Credit Card Master Trust,
		Series 2004-2, Class A
Aaa	500	5.36%(b), 09/15/09	499,972
		Countrywide Asset-Backed Certificates,
		Series 2006-11, Class 3AV1
Aaa	275	5.38%(b), 06/29/36	274,449
		First Franklin Mortgage Loan Asset Backed Certificates,
		Series 2006-FF15, Class A3
Aaa	430	5.37%(b), 11/25/36	430,028
		Fremont Home Loan Trust,
		Series 2005-E, Class 2A2
Aaa	386	5.49%(b), 01/25/36	385,986
		JPMorgan Mortgage Acquisition Corp.,
		Series 2006-WMC1, Class A2
Aaa	442	5.39%(b), 03/25/36	441,636
		MBNA Master Credit Card Trust,
		Series 1998-E, Class A
Aaa	500	5.501%(b), 09/15/10	500,681
		Merrill Lynch Mortgage Investors Inc.,
		Series 2006-RM5, Class A2A
Aaa	423	5.38%(b), 10/25/37	422,753
		Morgan Stanley ABS Capital I,
		Series 2006-HE7, Class A2A
Aaa	387	5.37%(b), 09/25/36	387,070
		Morgan Stanley ABS Capital I,
		Series 2006-NC1, Class A1
Aaa	74	5.40%(b), 12/25/35	73,676
		Nissan Auto Receivables Owner Trust,
		Series 2006-B, Class A2
Aaa	506	5.18%, 08/15/08	505,622
		Quest Trust, 144A
		Series 2004-X2, Class A1
Aaa	14	5.88%(b), 06/25/34	14,080
		Soundview Home Equity Loan Trust, 144A
		Series 2006-NLC1, Class A1
Aaa	409	5.38%(b), 11/25/36	408,752
		Structured Asset Securities Corp.,
		Series 2006-BC3, Class A2
Aaa	402	5.37%(b), 10/25/36	402,221
		Triad Auto Receivables Owner Trust,
		Series 2006-C, Class A1
Aaa	64	5.341%, 11/13/07	63,936

		TOTAL ASSET-BACKED SECURITIES
		(cost $7,237,103)	7,236,097

COLLATERALIZED MORTGAGE OBLIGATIONS 3.6%

		American Home Mortgage Investment Trust,
		Series 2005-S, Class 5A2
Aaa	558	5.47%(b), 09/25/35	558,186
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2005-4, Class 23A2
Aaa	281	5.383%(b), 05/25/35	279,972
		Federal Home Loan Mortgage Corp.,
		Series 41, Class F
Aaa	136	10.00%, 05/15/20	135,892
		Series 1565, Class G
Aaa	329	6.00%, 08/15/08	328,314
		Series 2801, Class EH
Aaa	821	4.50%, 11/15/16	811,535
		Series 2962, Class YC
Aaa	721	4.50%, 09/15/14	715,298
		Series 3117, Class PN
Aaa	623	5.00%, 11/15/21	620,882
		Federal National Mortgage Assoc.,
		Series 1992-146, Class PZ
Aaa	29	8.00%, 08/25/22	30,818
		FHLMC Structured Pass Through Securities,
		Series T-61, Class 1A1
Aaa	1,114	6.383%(b), 07/25/44	1,126,520
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
AAA(c)	397	4.538%(b), 10/01/35	392,830
		Harborview Mortgage Loan Trust,
		Series 2006-122, Class A1A1
Aaa	404	5.41%(b), 12/19/36	404,286
		Vendee Mortgage Trust,
		Series 2001-1, Class 1A
Aaa	181	6.819%(b), 01/15/30	188,349
		Washington Mutual, Inc.,
		Series 2003-R1, Class A1
Aaa	986	5.86%(b), 12/25/27	985,563
		Series 2006-AR15, Class 2A
Aaa	483	5.876%(b), 11/25/46	486,993

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(cost $7,038,285)	7,065,438

CORPORATE BONDS 9.3%

Advertising 0.2%
		Omnicom Group, Inc., Gtd. Notes
Baa1	300	5.90%, 04/15/16	307,317

Automobile Manufacturers 0.1%
		DaimlerChrysler NA Holding Corp., Gtd. Notes
Baa1	200	5.75%, 09/08/11	203,051

Consumer Products & Services 0.2%
		Clorox Co., Sr. Notes
A3	500	5.48%(b), 12/14/07	500,295

Diversified Financial Services 0.4%
		General Electric Capital Corp., Notes
Aaa	800	5.39%(b), 03/16/09	799,955

Entertainment & Leisure 0.2%
		Harrah’s Operating Co., Inc., Notes, 144A
Baa3	500	5.956%(b), 02/08/08	501,021

Financial - Bank & Trust 3.5%
		Abbey National Treasury Service, Gtd. Notes (United Kingdom)
Aa3	1,100	5.36%(b), 06/29/07	1,100,166
		Bear Stearns Co., Inc. Notes
A1	1,100	5.30%(b), 01/09/08	1,099,662
		Export-Import Bank of Korea, Notes, 144A (South Korea)
Aa3	400	5.57%(b), 10/04/11	400,010
		HSBC Bank USA NA, Sr. Notes
Aa2	400	5.42%(b), 09/21/07	400,163
		Intesa Bank Overseas Ltd., Bank Gtd. Notes
Aa3	1,100	6.199%(b), 01/02/08	1,109,152
		Morgan Stanley, Sr. Notes
Aa3	1,300	5.484%(b), 01/18/08	1,301,086
		Royal Bank of Scotland/New York, Notes
Aaa	500	5.26%(b), 09/14/07	500,044
		Unicredito Luxembourg Finance SA, Sr. Notes, 144A (Luxembourg)
A1	1,000	5.405%(b), 10/24/08	1,000,210

			6,910,493

Financial Services 2.3%
		American Honda Finance, Notes, 144A
Aa3	1,100	5.375%(b), 01/23/08	1,100,695
		Asif Global Fing Xxviii, Notes, 144A
AA+(c)	1,100	5.40%(b), 05/03/07	1,100,000
		General Electric Capital Corp., Sr. Unsec’d. Notes
Aaa	900	5.355%(b), 10/24/08	900,317
		Pemex Project Funding Master Trust, Gtd. Notes
Baa1	250	9.25%, 03/30/18	322,500
		SLM Corp., Sr. Notes
A2	1,100	5.575%(b), 07/25/07	1,099,167

			4,522,679

Gaming 0.2%
			MGM Mirage, Inc., Gtd. Notes
B1		400	9.75%, 06/01/07	401,500

Oil, Gas & Consumable Fuels 0.5%
			El Paso Corp., Sr. Unsec’d. Notes
Ba3		200	7.625%, 08/16/07	201,251
			Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)
Baa1		430	5.265%, 06/15/11	420,671
			Transocean, Inc., Unsec’d. Notes
Baa1		400	5.548%(b), 09/05/08	400,160

				1,022,082

Personnel Services 0.3%
			Service Corp. International, Sr. Unsec’d. Notes
B1		500	6.50%, 03/15/08	504,135

Pharmaceuticals 0.2%
			Cardinal Health, Inc., Bonds, 144A
Baa2		400	5.619%(b), 10/02/09	400,067

Telecom - Integrated/Services 0.2%
			BellSouth Corp., Sr. Unsec’d. Notes
A2		400	5.46%(b), 08/15/08	400,251

Telecommunications 0.5%
			Embarq Corp., Sr. Unsec’d. Notes
Baa3		900	6.738%, 06/01/13	935,394

Telecommunications - Cellular 0.5%
			Qwest Corp., Sr. Notes
Ba1		1,000	7.625%, 06/15/15	1,068,750

			TOTAL CORPORATE BONDS
			(cost $18,327,098)	18,476,990

FOREIGN GOVERNMENT BONDS 1.0%
			Federal Republic of Italy (Italy)
Aa2	JPY	3,000	3.80%, 03/27/08	25,776
			Republic of Brazil (Brazil)
Ba2	BRL	1,300	12.50%, 01/05/22	803,618
			Republic of Panama (Panama)
Ba1		180	9.625%, 02/08/11	205,200
			United Kingdom Gilt (United Kingdom)
Aaa	GBP	300	4.25%, 03/07/11	577,111
			United Kingdom Treasury Bond (United Kingdom)
Aaa	GBP	200	5.75%, 12/07/09	402,616

			TOTAL FOREIGN GOVERNMENT BOND
			(cost $1,902,304)	2,014,321

MUNICIPAL BOND 0.1%
		Georgia State Road & Tollway Authority, Revenue Bonds
Aaa	200	5.00%, 03/01/21	209,242

		(cost $196,665)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 29.0%
		Federal Home Loan Mortgage Corp.
	928	5.00%, 11/01/35-01/01/36	897,564
	565	5.083%(b), 03/01/36	565,120
	220	6.00%, 09/01/22	224,249
	15	7.121%(b), 08/01/23	14,913
		Federal National Mortgage Assoc.
	896	4.00%, 08/01/18-06/01/19	849,957
	1,982	4.50%, 09/01/35-11/01/35	1,861,650
	3,500	5.00%, TBA	3,380,783
	461	5.00%, 01/01/19-02/01/36	447,457
	964	5.11%(b), 06/01/35	968,187
	7,000	5.50%, TBA	6,921,250
	24,156	5.50%, 09/01/33-04/01/36	23,911,686
	3,500	5.50%, TBA	3,460,625
	93	5.652%(b), 05/01/36	93,664
	3,615	6.00%, 05/01/16-10/01/36	3,644,571
	940	6.50%, 01/01/16-08/01/36	960,363
	169	7.50%, 01/01/32	177,059
		Government National Mortgage Assoc.
	59	4.50%, 08/15/33-09/15/33	55,301
	8,000	5.00%, TBA	7,780,000
	10	5.75%(b), 09/20/22	9,824
	974	6.00%, 12/15/36	987,009
	92	8.50%, 02/20/30-06/15/30	99,490

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
		(cost $57,433,095)	57,310,722

U.S. TREASURY OBLIGATIONS 19.2%
		U.S. Treasury Bonds
	6,000	4.25%, 11/15/14	5,872,500
	400	12.00%, 08/15/13	435,828
		U.S. Treasury Inflation Index Bonds, TIPS
	1,500	0.875%, 04/15/10	1,559,760
	700	2.00%, 01/15/16	707,129
	300	2.375%, 04/15/11	311,749
	190	3.875%, 04/15/29	297,912
	100	2.00%, 07/15/14	107,029
		U.S. Treasury Notes
	3,700	4.00%, 06/15/09-02/15/14	3,600,107
	6,400	4.25%, 08/15/13	6,305,997
	1,300	4.375%, 01/31/08	1,293,906
	3,900	4.625%, 12/31/11-02/29/12	3,917,425
	5,100	4.75%, 12/31/08-01/31/12	5,104,488
	7,400	4.875%, 04/30/11	7,496,836
	600	5.125%, 05/15/16	621,867
		U.S. Treasury Strip Coupon, IO
	500	7.25%, 02/15/22	240,870

		TOTAL U.S. TREASURY OBLIGATIONS
		(cost $37,828,189)	37,873,403

WARRANTS (a)

Telecommunications
	United Mexican States, Series E, expiring 06/30/07
300,000	(cost $30)	2,220

	TOTAL LONG-TERM INVESTMENTS
	(cost $200,878,249)	217,444,222

SHORT-TERM INVESTMENTS 15.5%

U.S. TREASURY OBLIGATIONS(d)(e)0.3%
	U.S. Treasury Bills
270	4.816%, 06/14/07	268,383
380	4.955%, 06/14/07	377,756

	TOTAL U.S. TREASURY OBLIGATIONS
	(cost $646,081)	646,139

Notional Amount (000)#

OUTSTANDING OPTIONS PURCHASED(a) 0.4%

Call Options 0.3%
	Eurodollar Futures,
28,000	expiring 09/14/2007, Strike Price $95.00	20,300
	Eurodollar Futures,
157,000	expiring 09/14/2007, Strike Price $95.25	66,725
	Eurodollar Futures,
37,000	expiring 12/17/2007, Strike Price $95.25	11,100
	Eurodollar Futures,
116,000	expiring 03/17/2008, Strike Price $95.00	102,950
	Eurodollar Futures,
8,000	expiring 03/17/2008, Strike Price $95.25	4,900
	Eurodollar Futures,
2,000	expiring 06/16/2008, Strike Price $95.25	1,738
	Eurodollar Futures,
1,300	expiring 03/17/2010, Strike Price $104.00	79,223
	Eurodollar Futures,
1,700	expiring 03/31/2010, Strike Price $104.65	77,309
	Swap on 3 Month LIBOR,
9,200	expiring 07/02/2007 @ 4.90%	14,987
	Swap on 3 Month LIBOR,
8,600	expiring 07/02/2007 @ 5.37%	66,306
	Swap on 3 Month LIBOR,
4,800	expiring 12/20/2007 @ 5.00%	28,976
	Swap on 3 Month LIBOR,
500	expiring 04/27/2009 @ 5.75%	37,425
	Swap on 3 Month LIBOR,
5,900	expiring 01/25/2010 @ 5.20%	61,727
	U.S. Treasury Note Futures,
16,300	expiring 05/25/2007, Strike Price $116.00	2,547

		576,213

Put Options 0.1%
		5 Year U.S. Treasury Note Futures,
	21,300	expiring 05/25/2007, Strike Price $102.00	3,328
		5 Year U.S. Treasury Note Futures,
	1,800	expiring 05/25/2007, Strike Price $102.50	281
		5 Year U.S. Treasury Note Futures,
	6,500	expiring 05/25/2007, Strike Price $103.00	1,016
		Eurodollar Futures,
	10,000	expiring 12/17/2007, Strike Price $91.50	63
		Eurodollar Futures,
	54,000	expiring 12/17/2007, Strike Price $91.75	337
		Eurodollar Futures,
	200,000	expiring 03/17/2008, Strike Price $91.75	1,250
		Eurodollar Futures,
	149,000	expiring 03/17/2008, Strike Price $92.50	931
		Eurodollar Futures,
	1,300	expiring 03/17/2010, Strike Price $104.00	44,758
		Eurodollar Futures,
	1,700	expiring 03/31/2010, Strike Price $104.65	69,929
		FNMA,
	1,000	expiring 05/07/2007, Strike Price $83.50	—
		GNMA,
	1,000	expiring 05/14/2007, Strike Price $82.00	—
		GNMA,
	7,000	expiring 06/13/2007, Strike Price $83.50	154
		Option on 5 Year Euro-Bobl Future,
EUR	6,600	expiring 05/24/2007, Strike Price $105.50	3,518
		Option on 3 Month Sterling Future,
GBP	39,500	expiring 03/19/2008, Strike Price $93.00	—
		Option on 3 Month Sterling Future,
GBP	17,500	expiring 03/19/2008, Strike Price $92.125	437
		Option on 3 Month Sterling Future,
GBP	44,500	expiring 06/18/2008, Strike Price $92.50	—
		Option on 3 Month Sterling Future,
GBP	43,500	expiring 12/17/2008, Strike Price $92.00	—
		Swap on 3 Month LIBOR,
	500	expiring 04/27/2009 @ 6.25%	6,943
		Swap on 3 Month LIBOR,
	5,900	expiring 01/25/2010 @ 5.20%	42,045

			174,990

		TOTAL OUTSTANDING OPTIONS PURCHASED
		(cost $843,686)	751,203

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 3.2%
		Dryden Core Investment Fund - Taxable Money Market Series
6,322,562		(cost $6,322,562)(f)	6,322,562

	Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS 11.6%
		Dutch Treasury Certificate (Netherlands)
EUR	290	3.694%, 05/31/07	394,600
		French Discount Treasury Bills (France)
EUR	1,860	3.785%, 05/10/07	2,536,138
EUR	13,260	3.792%, 05/31/07	18,040,939
EUR	1,390	3.843%, 06/28/07	1,885,517

		TOTAL FOREIGN TREASURY OBLIGATIONS
		(cost $22,244,983)	22,857,194

		TOTAL SHORT-TERM INVESTMENTS
		(cost $30,057,312)	30,577,098

		TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN(g)—125.5%
		(cost $230,935,561)	248,021,320

SECURITIES SOLD SHORT (4.8)%

U.S. GOVERNMENT AGENCY OBLIGATION (0.5)%
	Federal National Mortgage Assoc.
$1,000	6.00%, TBA	(1,007,500)

U.S. TREASURY OBLIGATION (4.3)%
	U.S. Treasury Note
8,700	4.25%, 11/15/14	(8,515,125)

	TOTAL SECURITIES SOLD SHORT
	(premium received $9,502,707)	(9,522,625)

Notional Amount (000)#

OUTSTANDING OPTIONS WRITTEN(a) (0.1)%

CALL OPTIONS
	Swap on 3 Month LIBOR,
4,000	expiring 07/02/2007 @ 5.00%	(21,708)
	Swap on 3 Month LIBOR,
2,800	expiring 07/02/2007 @ 5.50%	(72,705)
	Swap on 3 Month LIBOR,
2,100	expiring 12/20/2007 @ 5.15%	(30,114)

	TOTAL OUTSTANDING OPTIONS WRITTEN
	(premium received $95,404)	(124,527)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN(h)—120.6%
	(cost $221,337,450)	238,374,168
	Other liabilities in excess of other assets (i)—(20.6)%	(40,772,601)

	NET ASSETS —100%	$197,601,567

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
IO	Interest Only Obligation
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen

RUB Russian Ruble

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Indicates a variable rate security.
(c)	Standard & Poor’s rating.
(d)	Securities segregated as collateral for futures contracts.
(e)	Rates shown are the effective yields at purchase date.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(g)	The United States federal income tax basis of the Portfolio’s investments was $231,669,751; accordingly, net unrealized appreciation on investments for federal income tax purposes was $16,351,569 (gross unrealized appreciation - $17,572,885; gross unrealized depreciation - $1,221,316). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(h)	As of April 30, 2007, 3 securities representing $908,032 and 0.37% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(i)	Other liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts, forward foreign exchange currency contracts, interest rate and credit default swaps as follows:

Future contracts open at April 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
26	90 Day Euro	Mar 08	$6,192,388	$6,187,025	$(5,363)
239	90 Day Euro	Jun 08	56,911,587	56,953,700	42,113
18	90 Day Euro	Sep 08	4,290,750	4,291,875	1,125
65	90 Day Euro Euribor	Mar 08	21,231,902	21,216,430	(15,472)
103	90 Day Sterling	Mar 08	24,296,612	24,242,321	(54,291)
152	90 Day Sterling	Jun 08	35,842,512	35,794,073	(48,439)
35	90 Day Sterling	Dec 08	8,262,049	8,248,180	(13,869)
66	5 Year Euro-Bobl	Jun 07	9,693,882	9,706,492	12,610
307	5 Year U.S. Treasury Notes	Jun 07	32,366,085	32,489,234	123,149

			$199,087,767	$199,129,330	$41,563

Short Positions:
224	10 Year U.S. Treasury Notes	Jun 07	$24,206,719	$24,265,500	$(58,781)

Forward foreign currency exchange contracts outstanding at April 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 10/02/07	BRL	1,331	$639,000	$640,122	$1,122
Chinese Yuan,
Expiring 05/09/07	CNY	6,141	800,026	797,937	(2,089)
Expiring 08/16/07	CNY	5,813	753,000	765,800	12,800
Expiring 01/10/08	CNY	7,558	1,022,807	1,019,534	(3,273)
Expiring 03/05/08	CNY	9,340	1,272,000	1,272,172	172
Swiss Franc,
Expiring 06/07/07	CHF	543	450,970	451,127	157
Japanese Yen,
Expiring 05/15/07	JPY	401,711	3,338,189	3,369,195	31,006
Pound Sterling,
Expiring 05/17/07	GBP	111	222,581	221,964	(617)
Russian Ruble,
Expiring 01/11/08	RUB	21,646	836,000	843,039	7,039

			$9,334,573	$9,380,890	$46,317

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan,
Expiring 05/09/07	CNY	6,141	$799,216	$797,458	$1,758
Euros,
Expiring 05/24/07	EUR	15,351	20,880,579	20,972,893	(92,314)
Pound Sterling,
Expiring 05/17/07	GBP	1,193	2,359,754	2,385,618	(25,864)

			$24,039,549	$24,155,969	$(116,420)

The Fund entered into interest rate swap agreements during the period ended April 30, 2007. Details of the interest rate swap agreements outstanding as of April 30, 2007 were as follows:

Counterparty	Termination Date		Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. (2)	6/20/2037	USD	800	5.00%	3 Month LIBOR	$(27,611)
Duesche Bank (2)	6/20/2037	USD	5,700	5.00%	3 Month LIBOR	(104,986)
UBS AG (2)	6/18/2009	USD	10,000	5.00%	3 Month LIBOR	38,099
Goldman Sachs (2)	6/20/2012	USD	5,400	5.00%	3 Month LIBOR	29,554
Bank of America Securities LLC (1)	6/20/2022	USD	1,000	5.00%	3 Month LIBOR	(10,465)
Goldman Sachs (2)	12/15/2007	USD	1,500	4.00%	3 Month LIBOR	(21,010)
Duesche Bank (1)	12/15/2035	GBP	400	4.00%	6 Month LIBOR	19,898
UBS AG (2)	10/15/2010	EUR	100	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	2,470
Barclays Capital (1)	12/15/2035	GBP	100	4.00%	6 Month LIBOR	16,230
Bank of America Securities LLC (2)	6/20/2014	USD	2,200	5.00%	3 Month LIBOR	(8,473)
Duesche Bank (1)	6/20/2017	USD	5,300	5.00%	3 Month LIBOR	113,839
Merrill Lynch & Co. (1)	6/20/2016	JPY	50,000	2.00%	6 Month LIBOR	(5,599)
Barclays Capital (1)	6/20/2016	JPY	20,000	2.00%	6 Month LIBOR	(2,771)
Citibank (1)	6/20/2017	USD	2,800	5.00%	3 Month LIBOR	56,622
Lehman Brothers (2)	6/20/2012	USD	3,700	5.00%	3 Month LIBOR	(8,238)
UBS AG (2)	6/20/2037	USD	1,900	5.00%	3 Month LIBOR	(67,172)
Barclays Capital (1)	9/15/2010	GBP	400	5.00%	6 Month LIBOR	(56,182)
UBS AG (2)	12/20/2008	GBP	2,400	5.00%	6 Month LIBOR	(12,569)
Duesche Bank (1)	12/15/2011	EUR	7,300	4.00%	6 Month Euribor	(18,482)

						$(66,846)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

The Fund entered into credit default swap agreements during the period ended April 30, 2007. Details of the credit default swap agreements outstanding as of April 30, 2007 were as follows:

Counterparty	Termination Date		Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Bear Stearns International Ltd. (1)	7/25/2045	USD	1,500	0.54%	ABX.HE.A Index	$29,865
Goldman Sachs (2)	3/20/2008	USD	700	0.05%	AIG, 5.60%, due 10/18/16	(68)
Morgan Stanley & Co.(1)	12/20/2008	USD	200	0.26%	Allstate Corp., 6.125%, due 02/15/12	(692)
UBS AG(1)	12/20/2008	USD	300	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(1,406)
Lehman Brothers (1)	12/20/2008	USD	100	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(296)
Barclays Bank PLC(1)	9/20/2011	USD	200	0.58%	DaimlerChrysler, 5.75%, due 09/08/11	(2,245)
Credit Suisse International (1)	12/20/2011	USD	1,000	3.25%	Dow Jones CDX HY7 Index	(7,865)
Morgan Stanley & Co. (2)	12/20/2015	USD	470	0.46%	Dow Jones CDX IG5 Index	(1,166)
Morgan Stanley & Co. (1)	12/20/2012	USD	1,000	0.14%	Dow Jones CDX IG5 Index	(31)
Morgan Stanley & Co. (2)	12/20/2015	USD	1,500	0.46%	Dow Jones CDX IG5 Index	(3,188)
Morgan Stanley & Co. (1)	12/20/2012	USD	2,100	0.14%	Dow Jones CDX IG5 Index	(94)
Barclays Bank PLC(1)	12/20/2011	USD	600	0.75%	Dow Jones CDX IG7 Index	573
Morgan Stanley & Co. (1)	12/20/2016	USD	1,000	0.65%	Dow Jones CDX IG7 Index	6,435
Goldman Sachs (1)	12/20/2016	USD	1,200	0.65%	Dow Jones CDX IG7 Index	7,279
JPMorgan Chase Bank (1)	12/20/2011	USD	1,000	1.65%	Dow Jones CDX XO7 Index	247
Bank of America Securities LLC (1)	12/20/2008	USD	100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(122)
Citigroup (1)	12/20/2008	USD	200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(824)
Barclays Bank PLC(1)	12/20/2008	USD	200	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(464)
Morgan Stanley & Co.(1)	12/20/2008	USD	100	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(255)
Citigroup (1)	12/20/2008	USD	100	0.29%	FedEx Corp., 7.25%, due 2/15/11	(371)
Lehman Brothers (1)	12/20/2008	USD	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,522)
Bear Stearns International Ltd. (1)	12/20/2008	USD	200	0.32%	Hewlett Packard Co., 6.50% due 7/1/12	(1,047)
Lehman Brothers (1)	12/20/2008	USD	200	0.12%	Home Depot, Inc., 5.375%, due 4/1/06	(157)
Merrill Lynch & Co.(1)	12/20/2008	USD	100	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(416)
JPMorgan Chase Bank (1)	12/20/2016	EUR	300	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,592)
Goldman Sachs (1)	12/20/2016	EUR	800	0.85%	iTraxx Europe HiVol Series 6 Version 1	(4,554)
Duesche Bank (1)	12/20/2016	EUR	1,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(6,057)
Barclays Bank PLC(1)	12/20/2016	EUR	1,100	0.85%	iTraxx Europe HiVol Series 6 Version 1	(5,974)
Lehman Brothers (1)	12/20/2008	USD	200	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(346)
Lehman Brothers (1)	12/20/2008	USD	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(863)
Lehman Brothers (1)	12/20/2008	USD	100	0.30%	Masco Corp., 5.875%, due 7/15/12	(180)
Lehman Brothers (1)	12/20/2008	USD	100	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(782)
Merrill Lynch & Co. (1)	6/20/2016	USD	300	0.39%	Omnicom 5.90%, due 04/15/16	(2,108)
Lehman Brothers (1)	6/20/2009	USD	500	0.40%	People's Republic of China, 6.80%, due 5/23/11	(3,789)
Lehman Brothers (1)	12/20/2008	USD	100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	30
Merrill Lynch & Co. (1)	5/20/2016	USD	1,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(15,596)
Morgan Stanley & Co. (1)	5/20/2016	USD	300	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(4,793)
Morgan Stanley & Co. (1)	9/20/2010	USD	100	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(5,584)
Citigroup (1)	2/9/2046	USD	600	2.20%	Vertical CDO, Ltd., 7.01%, due 02/09/46	21,870
Citigroup (1)	12/20/2008	USD	300	0.15%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(546)
Barclays Bank PLC (1)	12/20/2008	USD	100	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(1,066)
Lehman Brothers (1)	12/20/2008	USD	100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(376)
Barclays Bank PLC (1)	5/20/2012	USD	100	0.21%	XL Capital, Ltd., 6.50%, due 01/15/12	438

						$(9,698)

(1)	Fund pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Target Growth Allocation Fund

Schedule of Investments

as of April 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.2%

COMMON STOCKS

Advertising — 0.2%
15,400	JC Decaux SA (France)	$478,290
8,730	Marchex, Inc. (Class B Stock)	111,657

		589,947

Aerospace & Defense — 3.3%
2,400	AAR Corp.*	73,296
1,100	Alliant Techsystems, Inc.*	102,443
6,360	BE Aerospace, Inc.*	233,094
24,251	Boeing Co. (The)	2,255,343
705	DRS Technologies, Inc.	35,468
15,100	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	708,341
24,088	General Dynamics Corp.	1,890,908
2,700	Goodrich Corp.	153,468
4,690	HEICO Corp.	169,543
1,300	Honeywell International, Inc.	70,434
22,683	Lockheed Martin Corp.	2,180,744
4,325	Moog, Inc. (Class A Stock)*	183,899
39,600	Northrop Grumman Corp.	2,914,956
13,900	Raytheon Co.	744,206
4,700	Thales SA (France)	285,581
6,200	United Technologies Corp.	416,206

		12,417,930

Agricultural Chemicals — 0.3%
5,200	Potash Corp. of Saskatchewan, Inc. (Canada)	933,504

Airlines — 0.2%
95,900	Qantas Airways Ltd. (Australia)	421,284
27,000	Singapore Airlines Ltd. (Singapore)	321,460

		742,744

Auto Components — 0.4%
100	ArvinMeritor, Inc.	2,065
3,300	Magna International, Inc. (Class A Stock) (Canada)	261,195
12,850	Paccar, Inc.	1,079,143
900	TRW Automotive Holdings Corp.*	33,354

		1,375,757

Automobile Manufacturers — 1.7%
2,200	Daimler-Chrysler AG (Germany)	178,091
47,000	Fuji Heavy Industries Ltd. (Japan)	232,480
27,000	General Motors Corp.	843,210
15,200	Honda Motor Co. Ltd. (Japan)	522,062
38,400	Nissan Motor Co. Ltd. (Japan)	386,243
6,000	PSA Peugeot Citroen SA (France)	486,820
2,100	Renault SA (France)	272,611
22,300	Toyota Motor Corp., (Japan)	1,354,480
16,603	Toyota Motor Corp., ADR (Japan)	2,015,936
1,400	Volkswagen AG (Germany)	211,514

		6,503,447

Automotive Parts — 0.7%
4,700	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	598,823
400	Georg Fischer AG (Switzerland)*	307,973
49,200	GKN PLC (United Kingdom)	376,141
9,700	Johnson Controls, Inc.	992,601
6,000	Valeo SA (France)	344,730
30,000	Yokohama Rubber Co. Ltd. (Japan)	185,673

		2,805,941

Beverages — 1.0%
9,000	Anheuser-Busch Cos., Inc.	442,710
14,900	Asahi Breweries Ltd. (Japan)	242,777
25,100	Coca-Cola Co. (The)	1,309,969
20,000	Coca-Cola Enterprises, Inc.	438,800
1,600	Molson Coors Brewing Co. (Class B Stock)	150,848
5,100	PepsiCo, Inc.	337,059
38,128	SABMiller PLC (United Kingdom)	901,276

		3,823,439

Biotechnology — 1.2%
300	Applera Corp. - Applied Biosystems Group	9,372
8,600	Celgene Corp.*	525,976
32,053	Genentech, Inc.*	2,563,919
12,112	Genzyme Corp.*	791,035
7,800	Gilead Sciences, Inc.*	637,416
600	Syngenta AG (Switzerland)*	119,191

		4,646,909

Broadcasting
500	Clear Channel Communications, Inc.	17,715
1,300	Liberty Global, Inc. (Class A Stock)*	46,657

		64,372

Building Materials — 0.3%
158,633	Kingfisher (United Kingdom)	858,962
6,360	Rollins, Inc.	146,725

		1,005,687

Building Products — 0.3%
13,400	American Standard Cos., Inc.	737,804
1,740	Ceradyne, Inc.*	102,399
2,260	Lennox International, Inc.	76,411
11,400	Masco Corp.	310,194

		1,226,808

Business Services — 0.7%
1,300	Administaff, Inc.	43,147
6,690	Barrett Business Services, Inc.	152,666
9,100	Manpower, Inc.	730,275
11,177	Mastercard, Inc. (Class A Stock)	1,248,247
6,040	Perficient, Inc.*	128,048
300	Total System Services, Inc.	9,318
3,725	URS Corp.*	162,783

		2,474,484

Cable Television — 1.2%
99,403	Comcast Corp. (Class A Stock)*	2,650,084
30,459	DirectTV, Group Inc. (The)*	726,143
26,000	Rogers Communications, Inc. (Class B Stock) (Canada)	996,756

		4,372,983

Capital Markets — 0.1%
7,347	Raymond James Financial, Inc.	225,406

Chemicals — 2.9%
5,300	Air Products & Chemicals, Inc.	405,450
1,800	Albemarle Corp.	76,410
120	Arkema (France)*	7,169
26,000	Asahi Kasei Corp. (Japan)	183,854
14,200	BASF AG (Germany)	1,694,218
5,700	Bayer AG (Germany)	392,114
400	Celanese Corp.	13,268
580	Cytec Industries, Inc.	31,842
35,700	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	155,463
35,300	Dow Chemical Co.	1,574,733
14,200	Eastman Chemical Co.	961,340
600	FMC Corp.	46,158
600	Givaudan SA (Switzerland)	561,970
3,400	Lyondell Chemical Co.	105,808
33,100	Mitsubishi Chemical Holdings Corp. (Japan)	266,353
40,607	Monsanto Co.	2,395,407
4,400	PPG Industries, Inc.	323,752
14,079	Praxair, Inc.	908,799
12,000	Rohm & Haas Co.	614,040
3,700	Scotts Miracle-Gro Co., (The) (Class A Stock)	166,389
3,200	Valspar Corp.	86,528

		10,971,065

Clothing & Apparel — 0.1%
500	Gap, Inc. (The)	8,975
6,410	Iconix Brand Group, Inc.*	129,033
200	NIKE, Inc. (Class B Stock)	10,772
3,000	Phillips-Van Heusen Corp.	167,700
1,300	Volcom, Inc.*	54,613

		371,093

Commercial Banks — 1.6%
10,400	Alliance & Leicester PLC (United Kingdom)	236,588
74,407	Bank of America Corp.	3,787,316
1,050	Citizens Banking Corp.	21,011
10,100	Commonwealth Bank of Australia (Australia)	440,422
775	PrivateBancorp, Inc.	25,443
17,900	Royal Bank of Scotland Group PLC (United Kingdom)	685,369
1,100	Societe Generale (France)	233,116
4,000	UnionBanCal Corp.	245,920
900	Verwaltungs und Privat Bank AG (Liechtenstein)	233,366

		5,908,551

Commercial Services — 0.9%
16,700	Accenture Ltd. (Class A Stock)	652,970
2,300	Convergys Corp.*	58,098
30,100	Domtar Corp. (Canada)*	293,475
4,600	FirstService Corp. (Canada)*	135,332
1,125	Healthcare Services Group, Inc.	31,500
1,675	Healthspring, Inc.*	39,396
4,670	HMS Holdings Corp.*	103,487
375	HNI Corp.	15,653
19,800	Interserve PLC (United Kingdom)	190,879
400	ITT Educational Services, Inc.*	38,884
800	Kelly Services, Inc. (Class A Stock)	22,960
3,800	McKesson Corp.	223,554
19,034	Moody’s Corp.	1,258,528
625	On Assignment, Inc.*	6,988
3,750	Steiner Leisure Ltd.*	181,800
3,405	Team, Inc.*	117,200
14,000	Toppan Printing Co. Ltd. (Japan)	142,010
1,135	Waste Connections, Inc.*	35,378

		3,548,092

Communication Equipment — 0.1%
2,075	Arris Group, Inc.*	30,751
12,800	Avaya, Inc.*	165,376
975	Ciena Corp.*	28,431
1,325	CommScope, Inc.*	61,811
5,060	Nuance Communications, Inc.*	77,975

		364,344

Computer Hardware — 1.6%
300	Affiliated Computer Services, Inc. (Class A Stock)*	17,973
6,800	Apple Computer, Inc.*	678,640
8,500	Computer Sciences Corp.*	472,090
4,640	Cray, Inc.*	57,768
5,200	EMC Corp.*	78,936
45,700	Hewlett-Packard Co.	1,925,798
17,200	International Business Machines Corp.	1,758,012
5,500	Network Appliance, Inc.*	204,655
23,900	Synopsys, Inc.*	661,074
1,550	Western Digital Corp.*	27,404

		5,882,350

Computer Networking
3,650	Atheros Communications, Inc.*	97,784

Computer Services & Software — 0.2%
5,290	Advent Software, Inc.*	177,532
775	Blackbaud, Inc.	17,112
1,800	Cadence Design System, Inc.*	39,960
7,060	Concur Technologies, Inc.*	125,456
3,500	Global Payments, Inc.	132,930
1,015	Micros Systems, Inc.*	55,622
4,080	The9 Ltd., ADR (China)*	166,913
4,300	THQ, Inc.*	143,491

		859,016

Computer Software — 1.2%
15,400	Intuit, Inc.*	438,130
131,400	Microsoft Corp.	3,934,116

		4,372,246

Computers & Peripherals — 0.3%
9,400	Lexmark International, Inc. (Class A Stock)*	512,300
126,100	Sun Microsystems, Inc.*	658,242

		1,170,542

Conglomerates
800	Textron, Inc.	81,336

Construction — 0.3%
1,000	Ciments Francais SA (France)	226,714
2,100	D.R. Horton, Inc.	46,578
2,200	Hanson PLC (United Kingdom)	37,446
3,800	Hovnanian Enterprises, Inc. (Class A Stock)*	91,162
2,100	Meritage Homes Corp.*	73,101
4,100	Standard - Pacific Corp.	85,485
31,500	Taylor Woodrow PLC (United Kingdom)	303,501
4,200	Toll Brothers, Inc.*	125,076

		989,063

Construction Materials
44,900	CSR Ltd. (Australia)	136,187

Consumer Finance
1,559	Cash America International, Inc.	67,286
1,750	First Cash Financial Services, Inc.*	40,215

		107,501

Consumer Products — 0.3%
9,300	Electrolux AB, Series B (Sweden)*	241,764
32,100	Shiseido Co. Ltd. (Japan)	688,613

		930,377

Consumer Products & Services — 1.8%
5,300	American Greetings Corp. (Class A Stock)	134,885
8,600	Avon Products, Inc.	342,280
2,725	Central Garden & Pet Co.*	40,357
10,900	Colgate-Palmolive Co.	738,366
400	Estee Lauder Cos., Inc. (Class A Stock)	20,568
3,230	NutriSystem, Inc.*	200,260
61,602	Procter & Gamble Co.	3,961,625
18,400	Reckitt Benckiser PLC (United Kingdom)	1,006,598
2,200	Snap-On, Inc.	119,900
8,000	Unilever PLC, ADR (United Kingdom)	250,480

		6,815,319

Consumer Services
1,260	McGrath Rentcorp	37,989

Distribution/Wholesale — 0.2%
2,940	Houston Wire & Cable Co.*	86,671
26,800	Marubeni Corp. (Japan)	160,924
1,475	Owens & Minor, Inc.	52,142
15,100	Sumitomo Corp. (Japan)	258,620
200	W.W. Grainger, Inc.	16,524

		574,881
Distributors
2,670	WESCO International, Inc.*	168,664

Diversified Consumer Services
775	Regis Corp.	29,628

Diversified Financial Services — 0.8%
1,120	Ameriprise Financial, Inc.	66,606
2,700	Bank of New York Co., Inc. (The)	109,296
1,325	Financial Federal Corp.	34,821
30,800	JPMorgan Chase & Co.	1,604,680
9,820	Optionable, Inc.*	55,483
3,130	Penson Worldwide, Inc.*	83,947
16,600	Shinhan Financial Group Co. Ltd. (Korea)	934,514

		2,889,347
Diversified Operations — 0.4%
69,861	China Merchants Holdings International Co. Ltd. (China)	308,757
4,500	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	200,925
9,301	LVMH Moet Hennessy Louis Vuitton (France)	1,084,133

		1,593,815
Diversified Telecommunication Services — 0.2%
23,900	Koninklijke (Royal) KPN NV (Netherlands)	405,780
73,000	Telestra Corp. Ltd. (Australia)	282,013

		687,793
Education
4,370	Devry, Inc.	144,166

Electric Utilities — 0.8%
17,000	Exelon Corp.	1,281,970
29,100	Fortum Oyj (Finland)*	900,969
9,800	FPL Group, Inc.	630,826
11,700	Sierra Pacific Resources*	213,642
1,820	Westar Energy, Inc.	49,541

		3,076,948
Electronic Components — 1.0%
4,400	Checkpoint Systems, Inc.*	96,756
3,630	DTS, Inc.*	81,239
5,100	Energizer Holdings, Inc.*	495,618
9,100	Fanuc Ltd. (Japan)	891,140
4,800	FLIR Systems, Inc.*	194,352
1,175	General Cable Corp.*	67,492
34,000	Hitachi Ltd. (Japan)	258,223
9,400	Hosiden Corp. (Japan)	126,455
1,860	Itron, Inc.*	125,252
17,200	Kansai Electric Power Co., Inc. (The) (Japan)	481,367
1,800	LSI Logic Corp.*	15,300
225	Rofin-Sinar Technologies, Inc.*	14,913
18,900	Sanmina-SCI Corp.*	65,205
13,475	TT Electronics PLC (United Kingdom)	63,127
11,900	Waters Corp.*	707,217

		3,683,656

Electronic Equipment & Instruments — 0.1%
12,100	Alps Electric Co. Ltd. (Japan)	125,018
1,625	Brightpoint, Inc.*	21,613
300	Mettler-Toledo International, Inc.*	29,286
1,500	Tech Data Corp.*	53,310

		229,227
Electronics
3,600	Benchmark Electronics, Inc.*	76,248

Energy Equipment & Services — 0.8%
5,088	Cameron International Corp.*	328,532
2,100	Dril-Quip, Inc.*	106,050
17,000	GlobalSantaFe Corp.	1,086,810
19,800	Halliburton Co.	629,046
5,400	Holly Corp.	343,440
6,230	Oil States International, Inc.*	211,384
4,000	Tidewater, Inc.	252,840
1,025	Universal Compression Holdings, Inc.*	68,234

		3,026,336
Entertainment & Leisure — 1.5%
3,550	Allegiant Travel Co.*	113,920
14,200	Carnival PLC (United Kingdom)	715,147
15,060	Century Casinos, Inc.*	126,203
8,500	Harley-Davidson, Inc.	538,220
21,346	Las Vegas Sands, Inc.*	1,818,466
2,520	Life Time Fitness, Inc.*	129,528
3,400	Mattel, Inc.	96,220
2,396	Nintendo Co. Ltd. (Japan)	748,445
20,434	OPAP SA (Greece)	773,192
7,470	Scientific Games Corp. (Class A Stock)*	248,676
7,200	TUI AG (Germany)	197,684

		5,505,701
Environmental Services
8,300	Allied Waste Industries, Inc.*	110,971

Equipment & Services
1,100	Schneider Electric SA (France)	155,145

Exchange Traded Funds
10	iShares Russell 1000 Value Index Fund	862
1,989	iShares Russell 2000 Value Index Fund	162,262

		163,124

Farming & Agriculture — 0.1%
25,100	AWB Ltd. (Australia)	70,289
207,300	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	171,233

		241,522
Finance - Consumer Loans
1,000	Promise Co. Ltd. (Japan)	30,080

Financial - Bank & Trust — 6.3%
6,562	ABN AMRO Holdings NV (Netherlands)	318,381
4,450	Astoria Financial Corp.	118,192
3,100	Banche Popolari Unite ScpA (Italy)	93,803
57,316	Banco Ambrosiano Veneto SpA (Italy)*	480,253
13,200	Banco Bilbao Vizcaya Argentaria SA (Spain)	315,618
40,500	Banco Santander Central Hispano SA (Spain)	728,988
1,000	BankUnited Financial Corp. (Class A Stock)	21,650
46,500	Barclays PLC (United Kingdom)	671,307
800	BB&T Corp.	33,296
7,100	BNP Paribas (France)	823,674
23,500	Bradford & Bingley PLC (United Kingdom)	207,318
491,406	China Merchants Bank Co. Ltd. (China)*	1,195,885
12,400	Comerica, Inc.	767,684
8,300	Credit Agricole SA (France)	349,507
11,300	Credit Suisse Group (Switzerland)*	886,856
7,300	Danske Bank SA (Denmark)	340,897
4,000	Deutsche Bank AG (Germany)	613,563
3,400	Dexia (Belgium)	110,896
12,300	Fortis (Belgium)	552,746
33,300	HBOS PLC (United Kingdom)	714,605
2,600	Hudson City Bancorp, Inc.	34,632
157,400	Lloyds TSB Group PLC (United Kingdom)	1,817,549
3,200	Marshall & Ilsley Corp.	153,664
815	MB Financial, Inc.	27,376
5,000	Natexis Banques Populaire (France)	136,398
15,100	Nomura Holdings, Inc. (Japan)	288,579
30,700	Nordea Bank AB (Sweden)	530,857
1,400	Oriental Financial Group, Inc.	16,198
3,400	Pacific Capital Bancorp	91,562
900	Prosperity Bancshares, Inc.	31,221
130	Sberbank (Russia)*	515,450
7,300	State Street Corp.	502,751
4,725	Sterling Financial Corp. (WA)	139,293
6,700	SunTrust Banks, Inc.	565,614
8,400	TCF Financial Corp.	227,472
33,700	U.S. Bancorp	1,157,595
31,739	UBS AG (Switzerland)	2,059,861
20,500	UBS AG (Switzerland) (Virt-X)	1,332,273
42,900	Wachovia Corp.	2,382,666
69,838	Wells Fargo & Co.	2,506,486
200	Zions Bancorp	16,360

		23,878,976

Financial - Brokerage — 0.1%
4,600	MGIC Investment Corp.	283,406

Financial Services — 5.6%
575	Affiliated Managers Group, Inc.*	67,637
27,600	Allied Irish Banks PLC (Ireland)	833,388
11,500	AMBAC Financial Group, Inc.	1,055,700
13,800	AmeriCredit Corp.*	348,174
3,600	Asset Acceptance Capital Corp.*	66,312
1,400	Bear Stearns Cos., Inc.	217,980
700	Blackrock, Inc.	104,790
2,573	Calamos Asset Management, Inc.	60,363
6,500	Capital One Financial Corp.	482,690
10,800	CIT Group, Inc.	644,220
88,144	Citigroup, Inc.	4,726,281
3,500	E*Trade Financial Corp.*	77,280
4,100	Eaton Vance Corp.	156,702
2,200	Federated Investors, Inc.	83,952
4,230	First Mercury Financial Corp.*	87,561
2,200	Franklin Resources, Inc.	288,882
11,099	Goldman Sachs Group, Inc.	2,426,352
60,600	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	577,314
2,333,000	Industrial And Commercial Bank of China (China)*	1,267,729
1,740	International Securities Exchange, Inc.	116,041
4,780	Investment Technology Group, Inc.*	180,875
25,200	Irish Life & Permanent PLC (Ireland)	667,152
5,200	Jefferies Group, Inc.	164,840
30,674	Lehman Brothers Holdings, Inc.	2,309,139
9,200	Merrill Lynch & Co., Inc.	830,116
3,800	MoneyGram International, Inc.	108,034
18,700	Morgan Stanley	1,570,987
4,110	optionsXpress Holdings, Inc.	101,435
3,060	Portfolio Recovery Associates, Inc.	170,289
4,500	Sanyo Electric Credit Co. Ltd. (Japan)	121,892
5,200	SEI Investments Co.	317,356
3,300	SLM Corp.	177,639
600	Student Loan Corp. (The)	122,220
2,100	T. Rowe Price Group, Inc.	104,328
4,000	Takefuji Corp. (Japan)	134,436
6,200	TD Ameritrade Holding Corp.*	105,710
700	Western Union Co.	14,735

		20,890,531
Foods — 1.3%
15,000	Archer-Daniels-Midland Co.	580,500
35,500	Cadbury Schweppes PLC (United Kingdom)	469,338
725	Corn Products International, Inc.	28,870
11,800	Dairy Crest Group PLC (United Kingdom)	157,714
3,400	General Mills, Inc.	203,660
5,200	Kellogg Co.	275,132
45,789	Kraft Foods, Inc. (Class A Stock)	1,532,558
2,600	Nestle SA (Switzerland)	1,029,258
46,600	Northern Foods PLC (United Kingdom)	118,920
625	Ralcorp Holdings, Inc.*	41,131
8,380	SunOpta, Inc.*	108,437
1,800	Sysco Corp.	58,932
10,300	Tate & Lyle PLC (United Kingdom)	127,720
11,000	Tyson Foods, Inc. (Class A Stock)	230,560

		4,962,730

Gas Utilities
975	Northwest Natural Gas Co.	49,540

Healthcare Equipment & Supplies
1,730	Kyphon, Inc.*	80,635
862	Medical Action Industries, Inc.*	19,637

		100,272
Healthcare Services — 2.2%
5,000	Aetna, Inc.	234,400
3,500	AMERIGROUP Corp.*	98,455
1,200	Apria Healthcare Group, Inc.*	38,088
9,900	Biogen Idec, Inc.*	467,379
3,100	Centene Corp.*	64,511
6,300	CIGNA Corp.	980,217
2,800	Covance, Inc.*	169,400
17,270	Five Star Quality Care, Inc.*	190,143
3,100	Healthways, Inc.*	131,502
9,100	Humana, Inc.*	575,484
1,550	LHC Group, Inc.*	39,680
1,530	Pediatrix Medical Group, Inc.*	87,287
3,000	Sunrise Senior Living, Inc.*	114,870
58,500	Tenet Healthcare Corp.*	434,070
5,180	TriZetto Group, Inc. (The)*	100,906
83,624	UnitedHealth Group, Inc.	4,437,089
900	Universal Health Services, Inc. (Class B Stock)	54,648
300	WellCare Health Plans, Inc.*	24,177

		8,242,306
Hotels & Motels — 1.2%
31,818	MGM Mirage*	2,139,760
8,300	Starwood Hotels & Resorts Worldwide, Inc.	556,266
4,565	Station Casinos, Inc.	397,155
14,627	Wynn Resorts Ltd.	1,495,026

		4,588,207
Hotels, Restaurants & Leisure — 1.1%
11,300	Carnival Corp. (Panama)	552,457
16,900	Marriott International, Inc. (Class A Stock)	764,049
24,583	McDonald’s Corp.	1,186,867
6,100	Wyndham Worldwide Corp.*	211,060
20,656	Yum! Brands, Inc.	1,277,780

		3,992,213
Household Durables — 0.6%
7,400	Alpine Electronics, Inc. (Japan)	121,999
12,300	Centex Corp.	550,671
4,500	Fortune Brands, Inc.	360,450
30,100	Lennar Corp. (Class A Stock)	1,285,571
2,200	Lennar Corp. (Class B Stock)	88,022

		2,406,713

Household Products — 0.2%
10,000	Kimberly-Clark Corp.	711,700

Independent Power Producers & Energy Traders — 0.6%
5,226	NRG Energy, Inc.*	412,645
25,100	TXU Corp.	1,646,058

		2,058,703
Industrial Conglomerates — 0.6%
10,600	3M Co.	877,362
80,000	Citic Pacific Ltd. (Hong Kong)	299,917
850	Teleflex, Inc.	61,056
33,600	Tyco International Ltd. (Bermuda)	1,096,368

		2,334,703
Industrial Products — 0.3%
3,635	Air Liquide (France)	901,159
3,000	Harsco Corp.	153,000
49,200	Kurabo Industries Ltd. (Japan)	133,924
3,000	Reliant Energy, Inc.*	66,810

		1,254,893
Insurance — 4.3%
11,800	Aegon NV (Netherlands)	243,542
21,500	Allstate Corp. (The)	1,339,880
7,300	American International Group, Inc.	510,343
5,200	Amerisafe, Inc.*	104,676
10,530	AmTrust Financial Services, Inc.	126,044
5,800	Assurant, Inc.	333,674
10,500	Aviva PLC (United Kingdom)	164,733
2,800	Baloise Holding (Switzerland)	305,109
10,200	Chubb Corp.	549,066
1,600	CNA Financial Corp.*	74,672
1,800	CNP Assurances (France)	229,461
3,375	Delphi Financial Group, Inc. (Class A Stock)	144,112
43,800	Genworth Financial, Inc. (Class A Stock)	1,598,262
7,600	Hanover Insurance Group, Inc. (The)	349,296
3,800	Hartford Financial Services Group, Inc.	384,560
1,787	HCC Insurance Holdings, Inc.	54,789
750	Hilb, Rogal & Hobbs Co.	32,588
13,700	ING Groep NV, ADR (Netherlands)	624,019
91,200	Legal & General PLC (United Kingdom)	279,685
100	Lincoln National Corp.	7,115
11,100	Loews Corp.	525,252
15,564	MBIA, Inc.	1,082,632
24,900	MetLife, Inc.	1,635,930
49,800	Old Mutual PLC (United Kingdom)	176,740
3,900	Philadelphia Consolidated Holding Corp.*	169,260
5,200	Protective Life Corp.	243,880
1,100	SAFECO Corp.	73,414
4,520	Security Capital Assurance Ltd.	145,092
2,800	State Auto Financial Corp.	84,140
3,300	Swiss Re (Switzerland)	310,200
35,200	Travelers Cos., Inc. (The)	1,904,320
3,300	United Fire & Casualty Co.	121,275
39,200	UnumProvident Corp.	975,296
9,300	W.R. Berkely Corp.	302,157
7,000	XL Capital Ltd. (Class A Stock)	545,860
1,000	Zurich Financial Services AG (Switzerland)	290,170

		16,041,244

Internet Services — 1.7%
12,930	CyberSource Corp.*	164,340
3,380	DealerTrack Holdings, Inc.*	111,540
1,500	Digital River, Inc.*	87,795
11,700	eBay, Inc.*	397,098
20,200	Emdeon Corp.*	326,028
1,060	Equinix, Inc.*	88,478
2,403	Google, Inc. (Class A Stock)*	1,132,726
17,100	IAC/InterActiveCorp*	651,852
107,346	Intel Corp.	2,307,939
7,170	j2 Global Communications, Inc.*	206,209
21,100	Navisite, Inc.*	135,040
10,290	Online Resources Corp.*	113,602
4,980	RADVision Ltd. (Israel)*	110,108
40,600	Symantec Corp.*	714,560
1,300	Vignette Corp.*	24,076

		6,571,391
Internet Software & Services — 0.2%
4,000	Novell, Inc.*	29,200
26,100	Oracle Corp.*	490,680
1,800	ValueClick, Inc.*	51,480
3,800	Yahoo!, Inc.*	106,552

		677,912
IT Services — 0.5%
39,400	Electronic Data Systems Corp.	1,152,056
26,300	First Data Corp.	852,120
1,250	Tyler Technologies, Inc.*	14,937

		2,019,113
Leisure Equipment
650	Brunswick Corp.	21,294

Machinery — 0.1%
400	Crane Co.	17,004
1,200	Cummins, Inc.	110,592
3,200	Dover Corp.	153,984

		281,580
Machinery & Equipment — 1.3%
17,200	AGCO Corp.*	717,756
510	Briggs & Stratton Corp.	15,132
2,600	Bucyrus International, Inc. (Class A Stock)	163,124
12,400	Deere & Co.	1,356,560
14,300	Flow International Corp.*	166,452
9,300	Husqvarna AB (Class B Stock)(Sweden)	170,068
875	IDEX Corp.	45,911
1,100	Joy Global, Inc.	55,693
2,200	MAN AG (Germany)	292,093
1,050	Nordson Corp.	48,122
500	Rieter Holdings AG (Switzerland)	276,387
3,500	Rockwell Automation, Inc.	208,390
2,600	SPX Corp.	184,288
9,100	Terex Corp.*	708,435
22,500	Volvo AB (Class B Shares) (Sweden)	441,601
4,500	Volvo AB–RED (Class B Shares) (Sweden)*	16,791

		4,866,803

Manufacturing — 0.9%
700	Actuant Corp. (Class A Stock)	37,100
3,700	Eaton Corp.	330,077
80,300	General Electric Co.	2,959,858
7,300	Hexcel Corp.*	158,410

		3,485,445
Media — 1.6%
63,800	CBS Corp. (Class B Stock)	2,026,926
4,700	DG Fastchannel, Inc.*	85,493
16,000	Gannett Co., Inc.	912,960
19,100	Idearc, Inc.	663,725
37,400	News Corp. (Class A Stock)	837,386
40,700	Walt Disney Co. (The)	1,423,686

		5,950,176
Medical Supplies & Equipment — 1.7%
7,550	AngioDynamics, Inc.*	125,632
3,800	Bard (C.R.), Inc.	315,894
4,800	Baxter International, Inc.	271,824
1,100	Cardinal Health, Inc.	76,945
6,800	Eli Lilly & Co.	402,084
36,900	Johnson & Johnson	2,369,718
5,000	Medtronic, Inc.	264,650
6,140	Micrus Endovascular Corp.*	136,492
6,000	Nipro Corp. (Japan)	115,606
15,350	NovaMed, Inc.*	113,283
5,500	NuVasive, Inc.*	141,735
4,178	PolyMedica Corp.	168,958
3,300	ResMed, Inc.*	139,458
2,800	Sepracor, Inc.*	150,304
16,080	Spectranetics Corp. (The)*	166,750
900	Stryker Corp.	58,446
1,950	Vital Images, Inc.*	60,177
5,700	WellPoint, Inc.*	450,129
7,800	Zimmer Holdings, Inc.*	705,744

		6,233,829

Metals & Mining — 2.0%
58,200	Alcoa, Inc.	2,065,518
51,600	Bluescope Steel Ltd. (Australia)	512,334
4,000	Boehler-Uddeholm AG (Austria)	390,136
386,300	China Coal Energy Co. (Hong Kong)*	383,712
1,025	Cleveland-Cliffs, Inc.	71,022
24,000	Crane Group Ltd. (Australia)	332,626
15,146	Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	1,017,206
3,640	Ladish Co., Inc.*	148,003
2,100	Newmont Mining Corp.	87,570
10,900	NSK Ltd. (Japan)	105,484
5,100	Nucor Corp.	323,646
5,500	Rautaruukki Oyj (Finland)	296,569
9,800	Rio Tinto PLC (United Kingdom)	595,496
11,200	ThyssenKrup AG (Germany)	598,331
4,000	Timken Co.	131,920
3,800	United States Steel Corp.	385,852
11,900	Zinifex Ltd. (Australia)	162,529

		7,607,954
Multi-Line Retail — 0.8%
45,719	Federated Department Stores, Inc.	2,007,979
18,929	Next PLC (United Kingdom)	882,917

		2,890,896
Multi-Utilities
1,775	Vectren Corp.	51,599

Multimedia — 0.4%
9,500	McGraw-Hill Cos., Inc.	622,535
42,400	Time Warner, Inc.	874,712

		1,497,247
Office Equipment — 0.1%
8,700	Ricoh Co. Ltd. (Japan)	190,950

Oil, Gas & Consumable Fuels — 7.2%
17,000	Apache Corp.	1,232,500
1,275	Arena Resources, Inc.*	59,861
1,700	Ashland, Inc.	101,915
300	Baker Hughes, Inc.	24,117
88,900	BP PLC (United Kingdom)	997,335
7,100	Cabot Oil & Gas Corp.	258,582
16,600	Canadian Natural Resources Ltd. (Canada)	989,210
14,600	ChevronTexaco Corp.	1,135,734
975,621	China Petroleum & Chemical Corp. (China)	850,714
33,100	ConocoPhillips	2,295,485
1,640	Core Laboratories NV (Netherlands)*	149,109
45,200	Cosmo Oil Co. Ltd. (Japan)	188,149
14,000	Devon Energy Corp.	1,020,180
35,200	Eni SpA (Italy)	1,167,364
58,700	Exxon Mobil Corp.	4,659,606
1,425	Gulfport Energy Corp.*	21,047
3,559	Headwaters, Inc.*	77,124
8,600	Hess Corp.	488,050
3,600	Marathon Oil Corp.	365,580
48,000	Nippon Oil Corp. (Japan)	368,600
100	Noble Energy, Inc.	5,881
12,000	Norsk Hydro ASA (Norway)	413,620
40,500	Occidental Petroleum Corp.	2,053,350
3,810	Oceaneering International, Inc.*	181,127
2,400	ONEOK, Inc.	116,184
900	Plains Exploration & Production Co.*	42,291
14,200	Repsol YPF SA (Spain)	467,827
1,200	Rosetta Resources, Inc.*	25,812
14,200	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	493,143
16,700	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	588,095
7,200	Royal Dutch Shell PLC, ADR (Class B Stock) (United Kingdom)	509,112
14,000	Santos Ltd. (Australia)	129,655
41,070	Schlumberger Ltd. (Netherlands)	3,032,198
3,900	Seacor Holdings, Inc.*	371,592
1,275	St. Mary Land & Exploration Co.	46,690
4,600	Sunoco, Inc.	347,438
4,060	Superior Energy Services, Inc.*	147,500
2,200	Swift Energy Co.*	89,430
4,200	Total SA (France)	309,616
13,500	Valero Energy Corp.	948,105
1,700	W&T Offshore, Inc.	51,595
3,200	Weatherford International Ltd.*	167,968
8,700	XTO Energy, Inc.	472,149

		27,460,640

Paper & Forest Products — 0.3%
1,800	Hokuetsu Paper Mills Ltd. (Japan)	8,774
60	Nippon Unipac Group, Inc. (Japan)	203,044
29,000	Oji Paper Co. Ltd. (Japan)	148,168
200	Owens Illinois, Inc.*	6,018
23,900	Rengo Co. Ltd. (Japan)	128,015
16,900	Stora Enso Oyj (Finland)	308,394
5,300	Weyerhaeuser Co.	419,866

		1,222,279
Pharmaceuticals — 5.4%
5,700	Abbott Laboratories	322,734
3,200	Altana AG (Germany)	237,929
9,310	American Medical Systems Holdings, Inc.*	165,066
12,300	AmerisourceBergen Corp.	614,877
13,700	Amgen, Inc.*	878,718
17,371	Amylin Pharmaceuticals, Inc.*	717,943
11,700	AstraZeneca PLC (United Kingdom)	636,318
1,375	Barr Pharmaceuticals, Inc.*	66,495
14,514	Forest Laboratories, Inc.*	772,290
10,200	GlaxoSmithKline PLC (United Kingdom)	294,201
5,670	K-V Pharmaceutical Co. (Class A Stock)*	147,477
13,000	Kaken Pharmaceutical Co. Ltd. (Japan)	100,083
8,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	74,712
17,660	LeMaitre Vascular, Inc.*	101,368
5,000	Medco Health Solutions, Inc.*	390,100
2,470	Medicis Pharmaceutical Corp. (Class A Stock)	75,088
56,700	Merck & Co., Inc.	2,916,648
57,600	Millennium Pharmaceuticals, Inc.*	638,208
16,700	Novartis AG (Switzerland)	970,198
9,900	Novo Nordisk SA (Class B Stock) (Denmark)	969,136
3,200	Ono Pharmaceutical Co. Ltd. (Japan)	177,403
93,200	Pfizer, Inc.	2,466,072
5,100	Pharmaceutical Product Development, Inc.	183,957
6,700	Roche Holding AG (Switzerland)	1,261,658
9,800	Sanofi-Aventis SA (France)	897,061
55,173	Schering-Plough Corp.	1,750,639
26,000	Tanabe Seiyaku Co. Ltd. (Japan)	336,412
39,100	Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,497,921
10,000	Wyeth	555,000

		20,215,712

Real Estate — 0.3%
223,900	Country Garden Holdings Co. Ltd (China)*	201,792
1,025	JER Investors Trust, Inc.	18,050
12,604	St. Joe Co. (The)	713,764

		933,606
Real Estate Investment Trusts — 1.0%
4,200	Apartment Investment & Management Co. (Class A Stock)	232,260
1,500	Boston Properties, Inc.	176,340
19,238	CB Richard Ellis Group, Inc.*	651,206
2,500	Friedman, Billings, Ramsey Group, Inc.	13,875
800	Highland Hospitality Corp.	15,240
6,500	Hospitality Properties Trust	295,945
100	HRPT Properties Trust	1,224
300	iStar Financial, Inc.	14,376
2,900	Jones Lang Lasal, Inc.	311,721
6,690	KKR Financial Corp.	178,690
10,700	ProLogis	693,360
600	Simon Property Group, Inc.	69,168
4,500	SL Green Realty Corp.	634,050
2,600	Vornado Realty Trust	308,438

		3,595,893
Recreational Vehicles
1,100	Winnebago Industries, Inc.	35,266

Restaurants — 0.1%
1,275	AFC Enterprises, Inc.*	24,238
3,250	Brinker International, Inc.	101,075
6,400	Darden Restaurants, Inc.	265,472
4,000	Sonic Corp.*	89,760
2,425	Triarc Cos., Inc. (Class B Stock)	39,455

		520,000
Retail & Merchandising — 2.9%
400	Abercrombie & Fitch Co. (Class A Stock)	32,664
19,250	American Eagle Outfitters, Inc.	567,297
24,300	AutoNation, Inc.*	496,692
9,400	Big Lots, Inc.*	302,680
5,280	Cache, Inc.*	91,133
2,440	Crocs, Inc.*	136,347
14,111	CVS Corp.	511,383
1,000	Dick’s Sporting Goods, Inc.*	56,090
4,400	Dillard’s, Inc. (Class A Stock)	152,372
91,700	DSG International PLC (United Kingdom)	293,546
4,000	Family Dollar Stores, Inc.	127,360
1,300	Guitar Center, Inc.*	60,190
2,900	J.C. Penney Co., Inc.	229,361
2,440	Jos. A. Bank Clothiers, Inc.*	94,281
2,300	Kohl’s Corp.*	170,292
51,357	Lowe’s Cos., Inc.	1,569,470
1,125	Men’s Wearhouse, Inc.	48,679
7,200	Office Depot, Inc.*	242,064
6,800	OfficeMax, Inc.	334,696
2,700	Rallye SA (France)	188,455
1,900	School Specialty, Inc.*	62,662
1,012	Stage Stores, Inc.	22,315
6,900	Staples, Inc.	171,120
33,851	Starbucks Corp.*	1,050,058
3,500	Stein Mart, Inc.	57,050
18,732	Target Corp.	1,112,119
5,800	TJX Cos., Inc.	161,762
2,330	Tween Brands, Inc.*	91,243
1,475	United Auto Group, Inc.	29,913
192,000	Wal-Mart de Mexico SA de CV (Mexico)	753,491
24,400	Wal-Mart Stores, Inc.	1,169,248
5,453	Yamada Denki Co. Ltd. (Japan)	503,853

		10,889,886

Retailers - Food & Drug — 0.6%
39,484	Alliance Boots PLC (United Kingdom)	880,967
15,800	Kroger Co. (The)	466,258
20,400	Safeway, Inc.	740,520
3,400	SUPERVALU, Inc.	156,060

		2,243,805
Road & Rail — 0.1%
5,600	Avis Budget Group*	157,528
1,900	Landstar System, Inc.	91,789
800	YRC Worldwide, Inc.*	31,832

		281,149
Semiconductors — 0.8%
200	Altera Corp.*	4,508
1,170	ATMI, Inc.*	36,188
5,000	Avnet, Inc.*	204,500
1,775	Brooks Automation, Inc.*	31,009
134,600	Grupo Mexico SAB de CV, Series B (Mexico)	725,116
7,900	MEMC Electronic Materials, Inc.*	433,552
1,475	Microsemi Corp.*	34,087
2,100	Novellus Systems, Inc.*	67,977
3,900	Teradyne, Inc.*	68,055
2,270	Tessera Technologies, Inc.*	97,134
33,300	Texas Instruments, Inc.	1,144,521
1,780	Varian Semiconductor Equipment Associates, Inc.*	118,121
3,800	Xilinx, Inc.	112,024

		3,076,792

Semiconductors & Semiconductor Equipment — 0.3%
13,900	Analog Devices, Inc.	536,818
43,900	Atmel Corp.*	233,548
5,800	NVIDIA Corp.*	190,762

		961,128
Software — 0.5%
2,900	Adobe Systems, Inc.*	120,524
15,000	BMC Software, Inc.*	485,550
46,605	CA, Inc.	1,270,452
5,250	Systems Xcellence, Inc.*	119,753

		1,996,279
Specialty Retail — 0.4%
6,605	Aaron Rents, Inc.	187,384
1,700	Advance Auto Parts, Inc.	70,040
1,800	CarMax, Inc.*	44,856
20,300	Home Depot, Inc. (The)	768,761
10,700	Limited Brands, Inc.	294,999
1,075	Monro Muffler Brake, Inc.	37,625
6,000	RadioShack Corp.	174,420

		1,578,085
Steel Producers/Products
2,400	Voestalpine AG (Austria)	161,215

Telecommunication Services — 1.0%
91,128	AT&T, Inc.	3,528,476
8,300	Crown Castle International Corp.*	285,022

		3,813,498
Telecommunications — 5.0%
20,500	Amdocs Ltd. (Israel)*	753,375
57,317	America Movil SA de CV, ADR (Mexico)	3,010,862
119,600	BT Group PLC (United Kingdom)	752,326
5,310	Cbeyond, Inc.*	184,682
249,091	China Mobile Ltd. (China)	2,243,573
155,875	Cisco Systems, Inc.*	4,168,097
10,300	Corning, Inc.*	244,316
6,600	Deutsche Telekom AG (Germany)	120,183
31,500	France Telecom SA (France)	921,129
2,300	Juniper Networks, Inc.*	51,428
106,100	MobileOne Ltd. (Singapore)	156,142
80	Nippon Telegraph and Telephone Corp. (Japan)	397,202
55,700	Nokia Oyj (Finland)	1,405,088
300	NTT Docomo, Inc. (Japan)	510,616
4,600	QUALCOMM, Inc.	201,480
32,861	Sprint Nextel Corp.	658,206
1,200	Swisscom AG (Switzerland)	423,763
500	Telephone & Data Systems, Inc.	28,475
5,870	Time Warner Telecom, Inc. (Class A Stock)*	120,335
65,900	Verizon Communications, Inc.	2,516,062

		18,867,340

Telecommunications - Cellular — 0.4%
274,101	Vodafone Group PLC (United Kingdom)	779,804
26,090	Vodafone Group PLC, ADR (United Kingdom)	749,566

		1,529,370
Textiles, Apparel & Luxury Goods — 0.2%
6,300	Coach, Inc.*	307,629
617	Columbia Sportswear Co.	38,624
13,100	Jones Apparel Group, Inc.	437,409

		783,662
Thrifts & Mortgage Finance — 1.2%
40,400	Countrywide Financial Corp.	1,498,032
9,300	Fannie Mae	547,956
25,400	Freddie Mac	1,645,412
21,300	Washington Mutual, Inc.	894,174

		4,585,574
Tobacco — 0.8%
31,600	Altria Group, Inc.	2,177,872
11,900	UST, Inc.	674,492

		2,852,364
Trading Companies & Distributors
2,600	Watsco, Inc.	138,242

Transportation — 2.3%
5,190	Aegean Marine Petroleum Network, Inc.	80,705
1,125	Arlington Tankers Ltd.	30,015
30,195	Burlington North Santa Fe Corp.	2,643,270
16,100	CSX Corp.	695,037
18,351	FedEx Corp.	1,934,929
900	Forward Air Corp.	27,459
5,100	J.B. Hunt Transport Services, Inc.	138,006
72,900	Neptune Orient Lines Ltd. (Singapore)	171,343
12,300	Norfolk Southern Corp.	654,852
3,200	Old Dominion Freight Line, Inc.*	94,592
39,050	Orient Overseas International Ltd. (Hong Kong)	330,208
2,400	Overseas Shipholding Group, Inc.	169,920
16,463	Union Pacific Corp.	1,880,898

		8,851,234
Utilities — 1.9%
16,900	American Electric Power Co., Inc.	848,718
21,500	CMS Energy Corp.	398,180
7,100	Consolidated Edison, Inc.	363,946
1,900	Dominion Resources, Inc.	173,280
7,200	DTE Energy Co.	364,248
4,300	Dynegy, Inc.*	40,463
7,700	E.ON AG (Germany)	1,151,770
23,300	Edison International	1,219,755
34,700	Energias de Portugal SA (Portugal)	189,887
10,300	Hokkaido Electric Power Co., Inc. (Japan)	261,184
2,600	Illinois Tool Works, Inc.	133,406
6,200	Kyushu Electric Power Co., Inc. (Japan)	174,644
9,900	Northeast Utilities	318,483
9,800	PG&E Corp.	495,880
3,800	Pinnacle West Capital Corp.	183,502
3,150	PNM Resources, Inc.	102,532
4,100	SCANA Corp.	178,473
18,800	Xcel Energy, Inc.	452,892

		7,051,243

	TOTAL LONG-TERM INVESTMENTS (cost $298,671,229)	366,026,053

SHORT-TERM INVESTMENT 2.5%

AFFILIATED MONEY MARKET MUTUAL FUND
9,307,943	Dryden Core Investment Fund - Taxable Money Market Series (a) (cost $9,307,943)	9,307,943

	TOTAL INVESTMENTS(b)(c)—99.7% (cost $307,979,172)	375,333,996
	Other assets in excess of liabilities (d)—0.3%	1,196,229

	NET ASSETS—100%	$376,530,225

The following abbreviations are used in portfolio descriptions:

ADR          American Depositary Receipt

MXP          Mexican Peso

*	Non-income producing security.
(a)	Prudential Investments LLC, the co-manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of April 30, 2007, 166 securities representing $74,622,980 and 19.8% of the total net assets were fair-valued in accordance with the policies adopted by the Board of Trustees.
(c)	The United States federal income tax basis of the Fund’s investments was $309,721,343; accordingly, net unrealized appreciation on investments for federal income tax purposes was $65,612,653 (gross unrealized appreciation $68,146,323; gross unrealized depreciation $2,533,670). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(d)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and foreign currency contracts of:

Future contract open at April 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2007	Unrealized Appreciation
Long Position:
1	S&P 500 E-Mini	Jun 07	$71,137	$74,420	$3,283

Foreign currency contracts outstanding at April 30, 2007:

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Mexican Peso,
Expiring 06/06/07	MXP	21,200	$1,910,469	$1,935,737	$(25,268)

Target Moderate Allocation Fund

Schedule of Investments

as of April 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.9%

COMMON STOCKS 69.1%

Advertising 0.1%
12,500	JC Decaux SA (France)	$388,222
7,890	Marchex, Inc. (Class B Stock)	100,913

		489,135

Aerospace 1.3%
775	Alliant Techsystems, Inc.*	72,176
5,750	BE Aerospace, Inc.*	210,737
23,583	Boeing Co. (The)	2,193,219
505	DRS Technologies, Inc.	25,407
14,000	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	656,740
24,084	Lockheed Martin Corp.	2,315,436
4,025	Moog, Inc. (Class A Stock)*	171,143
13,200	Raytheon Co.	706,728
2,500	United Technologies Corp.	167,825

		6,519,411

Aerospace & Defense 1.1%
2,500	AAR Corp.*	76,350
23,148	General Dynamics Corp.	1,817,118
3,000	Goodrich Corp.	170,520
4,240	HEICO Corp.	153,276
1,200	Honeywell International, Inc.	65,016
37,600	Northrop Grumman Corp.	2,767,736
3,700	Thales SA (France)	224,819

		5,274,835

Agriculture/Heavy Equipment
600	Universal Corp.	37,608

Airlines 0.2%
3,210	Allegiant Travel Co.*	103,009
122,100	Qantas Airways Ltd. (Australia)	536,380
23,300	Singapore Airlines Ltd. (Singapore)	277,408

		916,797

Apparel Manufacturers
442	Columbia Sportswear Co.	27,669

Auto Parts & Related 0.1%
4,200	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	535,118

Automobiles 1.4%
2,100	DaimlerChrysler AG (Germany)	169,996
43,000	Fuji Heavy Industries Ltd. (Japan)	212,694
22,000	General Motors Corp.	687,060
8,100	Harley-Davidson, Inc.	512,892
14,600	Honda Motor Co. Ltd. (Japan)	501,454
35,900	Nissan Motor Co. Ltd. (Japan)	361,097
4,600	PSA Peugeot Citroen SA (France)	373,228
2,100	Renault SA (France)	272,611
19,900	Toyota Motor Corp. (Japan)	1,208,706
13,882	Toyota Motor Corp., ADR (Japan)	1,685,553
3,000	Valeo SA (France)	172,365
2,200	Volkswagen AG (Germany)	332,379
4,300	Volvo AB (Sweden)*	16,045
21,500	Volvo AB (Class B Stock) (Sweden)	421,975
1,100	Winnebago Industries, Inc.	35,266

		6,963,321

Automotive Components 0.5%
10,100	Johnson Controls, Inc.	1,033,533
3,100	Magna International, Inc. (Class A Stock) (Canada)	245,365
12,600	Paccar, Inc.	1,058,148

		2,337,046

Automotive Parts 0.1%
1,700	Advance Auto Parts, Inc.	70,040
300	Georg Fischer AG (Switzerland)*	230,980
37,300	GKN PLC (United Kingdom)	285,164

		586,184

Beverages 0.9%
9,000	Anheuser-Busch Cos., Inc.	442,710
10,000	Asahi Breweries Ltd. (Japan)	162,937
23,800	Coca-Cola Co. (The)	1,242,122
19,000	Coca-Cola Enterprises, Inc.	416,860
33,931	Heinekin NV, ADR (Netherlands)	910,871
100	Molson Coors Brewing Co. (Class B Stock)	9,428
4,500	PepsiCo, Inc.	297,405
35,628	SABMiller PLC (United Kingdom)	842,181

		4,324,514

Biotechnology 1.1%
16,600	Amgen, Inc.*	1,064,724
12,300	Applera Corp. - Applied Biosystems Group	384,252
4,500	Biogen Idec, Inc.*	212,445
10,000	Celgene Corp.*	611,600
28,597	Genentech, Inc.*	2,287,474
12,830	Genzyme Corp.*	837,927
9,300	Millennium Pharmaceuticals, Inc.*	103,044

		5,501,466

Building Materials 0.3%
1,100	Ciments Francais SA (France)	249,385
1,600	Hanson PLC (United Kingdom)	27,233
147,401	Kingfisher PLC (United Kingdom)	798,143
61,000	Kurabo Industries Ltd. (Japan)	166,044
100	USG Corp.*	4,615

		1,245,420

Building Products 0.1%
4,100	American Standard Cos., Inc.	225,746
1,610	Lennox International, Inc.	54,434
11,000	Masco Corp.	299,310

		579,490

Business Services 0.2%
1,300	Administaff, Inc.	43,147
6,110	Barrett Business Services, Inc.	139,430
8,700	Manpower, Inc.	698,175

		880,752

Capital Goods
3,200	Harsco Corp.	163,200

Capital Markets 0.1%
6,972	Raymond James Financial, Inc.	213,901
3,500	SEI Investments Co.	213,605

		427,506

Chemicals 1.7%
5,100	Air Products & Chemicals, Inc.	390,150
2,000	Albemarle Corp.	84,900
80	Arkema (France)*	4,774
28,000	Asahi Kasei Corp. (Japan)	197,997
12,700	BASF AG (Germany)	1,515,251
4,000	Bayer AG (Germany)	275,168
405	Cytec Industries, Inc.	22,235
45,300	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	197,268
31,000	Dow Chemical Co.	1,382,910
13,300	Eastman Chemical Co.	900,410
425	FMC Corp.	32,695
525	Givaudan SA (Switzerland)	491,724
34,900	Mitsubishi Chemical Holdings Corp. (Japan)	280,837
4,600	Potash Corp. of Saskatchewan, Inc. (Canada)	825,792
4,700	PPG Industries, Inc.	345,826
12,323	Praxair, Inc.	795,450
11,100	Rohm & Haas Co.	567,987
200	RPM International, Inc.	4,254
1,200	Syngenta AG (Switzerland)*	238,381
2,825	Valspar Corp.	76,388

		8,630,397

Clothing & Apparel 0.1%
5,790	Iconix Brand Group, Inc.*	116,553
400	NIKE, Inc. (Class B Stock)	21,544
3,100	Phillips-Van Heusen Corp.	173,290
1,200	Volcom, Inc.*	50,412

		361,799

Commercial Banks 2.0%
74,359	Bank of America Corp.	3,784,873
41,200	Barclays PLC (United Kingdom)	594,793
725	Citizens Banking Corp.	14,507
12,800	Comerica, Inc.	792,448
4,100	Deutsche Bank AG (Germany)	628,902
143,000	Lloyds TSB Group PLC (United Kingdom)	1,651,268
565	MB Financial, Inc.	18,978
550	PrivateBancorp, Inc.	18,057
4,000	UnionBanCal Corp.	245,920
39,700	Wachovia Corp.	2,204,938

		9,954,684

Commercial Services 0.6%
16,200	Accenture Ltd. (Class A Stock) (Bermuda)	633,420
4,670	Aegean Marine Petroleum Network, Inc. (Greece)	72,619
4,150	FirstService Corp. (Canada)*	122,093
800	Healthcare Services Group, Inc.	22,400
4,220	HMS Holdings Corp.*	93,515
275	HNI Corp.	11,479
1,100	LHC Group, Inc.*	28,160
2,900	McKesson Corp.	170,607
19,154	Moody’s Corp.	1,266,462
450	On Assignment, Inc.*	5,031
5,750	Rollins, Inc.	132,652
3,390	Steiner Leisure Ltd.*	164,347
2,925	Team, Inc.*	100,679
15,000	Toppan Printing Co. Ltd. (Japan)	152,154
5,200	TUI AG (Germany)	142,772
797	Waste Connections, Inc.*	24,842

		3,143,232

Communication Equipment
1,475	Arris Group, Inc.*	21,859
700	Ciena Corp.*	20,412
925	CommScope, Inc.*	43,151
4,570	Nuance Communications, Inc.*	70,424

		155,846

Computer Hardware 0.7%
5,900	Apple, Inc.*	588,820
4,300	Cadence Design System, Inc.*	95,460
7,200	Computer Sciences Corp.*	399,888
4,220	Cray, Inc.*	52,539
2,300	EMC Corp.*	34,914
18,600	International Business Machines Corp.	1,901,106
22,700	Synopsys, Inc.*	627,882
1,100	Western Digital Corp.*	19,448

		3,720,057

Computer Networking
3,290	Atheros Communications, Inc.*	88,139
1,500	Network Appliance, Inc.*	55,815

		143,954

Computer Services & Software 0.4%
4,780	Advent Software, Inc.*	160,417
600	Affiliated Computer Services, Inc. (Class A Stock)*	35,946
550	Blackbaud, Inc.	12,144
6,550	Concur Technologies, Inc.*	116,393
3,600	Global Payments, Inc.	136,728
715	Micros Systems, Inc.*	39,182
57,400	Oracle Corp.*	1,079,120
3,680	The9 Ltd., ADR (China)*	150,549
3,890	THQ, Inc.*	129,809

		1,860,288

Computer Software
1,200	Intuit, Inc.*	34,140

Computers 0.1%
9,000	Lexmark International, Inc. (Class A Stock)*	490,500

Computers & Peripherals 0.5%
45,200	Hewlett-Packard Co.	1,904,728
97,300	Sun Microsystems, Inc.*	507,906

		2,412,634

Conglomerates 0.1%
38,300	Marubeni Corp. (Japan)	229,977
1,100	Textron, Inc.	111,837

		341,814

Construction 0.1%
59,700	CSR Ltd. (Australia)	181,077
2,200	D.R. Horton, Inc.	48,796
4,655	KBR, Inc.*	96,179
20,800	Taylor Woodrow PLC (United Kingdom)	200,407
3,800	Toll Brothers, Inc.*	113,164

		639,623

Consumer & Service
20,700	Interserve PLC (United Kingdom)	199,556

Consumer Finance 0.1%
1,568	Cash America International, Inc.	67,675
1,225	First Cash Financial Services, Inc.*	28,150
910	McGrath Rentcorp	27,437
3,200	SLM Corp.	172,256

		295,518

Consumer Products 0.1%
1,300	American Greetings Corp. (Class A Stock)	33,085
9,500	Electrolux AB, Series B (Sweden)	246,963

		280,048

Consumer Products & Services 1.3%
36,831	Alliance Boots Group PLC (United Kingdom)	821,773
3,300	Avon Products, Inc.	131,340
1,925	Central Garden & Pet Co.*	28,509
11,000	Colgate-Palmolive Co.	745,140
2,600	Estee Lauder Cos., Inc. (Class A Stock)	133,692
58,266	Procter & Gamble Co.	3,747,087
16,000	Reckitt Benckiser PLC (United Kingdom)	875,303

		6,482,844

Cosmetics & Toiletries 0.1%
29,600	Shiseido Co. Ltd. (Japan)	634,983

Distribution/Wholesale 0.1%
2,660	Houston Wire & Cable Co.*	78,417
1,050	Owens & Minor, Inc.	37,117
10,500	Sumitomo Corp. (Japan)	179,835
1,800	W.W. Grainger, Inc.	148,716

		444,085

Distributors
695	WESCO International, Inc.*	43,903

Diversified Consumer Services
550	Regis Corp.	21,027

Diversified Financial Services 1.9%
400	Affiliated Managers Group, Inc.*	47,052
600	Bank of New York Co., Inc. (The)	24,288
86,659	Citigroup, Inc.	4,646,656
4,000	E*Trade Financial Corp.*	88,320
925	Financial Federal Corp.	24,309
1,775	Friedman, Billings, Ramsey Group, Inc. (Class A Stock)	9,851
29,500	JPMorgan Chase & Co.	1,536,950
33,282	Lehman Brothers Holdings, Inc.	2,505,469
10,300	Nomura Holdings, Inc. (Japan)	196,845
8,870	Optionable, Inc.*	50,116
2,830	Penson Worldwide, Inc.*	75,901

		9,205,757

Diversified Manufacturing Operations 0.1%
1,570	Ceradyne, Inc.*	92,394
3,200	Eaton Corp.	285,472
4,400	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	196,460

		574,326

Diversified Operations 0.3%
65,689	China Merchants Holdings International Co. Ltd. (China)	290,318
65,000	Citic Pacific Ltd. (Hong Kong)	243,683
8,108	LVMH Moet Hennessy Louis Vuitton SA (France)	945,076

		1,479,077

Diversified Telecommunication Services 1.3%
85,794	AT&T, Inc.	3,321,944
23,500	Royal KPN NV (Netherlands)	398,989
68,300	Verizon Communications, Inc.	2,607,694

		6,328,627

Education
3,950	DeVry, Inc.	130,310

Electric 0.1%
1,800	Dominion Resources, Inc.	164,160
5,279	NRG Energy, Inc.*	416,830

		580,990

Electric Utilities 1.0%
27,900	Altria Group, Inc.	1,922,868
16,100	Exelon Corp.	1,214,101
27,100	Fortum Oyj (Finland)	839,047
9,400	FPL Group, Inc.	605,078
11,300	Sierra Pacific Resources*	206,338
1,295	Westar Energy, Inc.	35,250

		4,822,682

Electrical Equipment
825	General Cable Corp.*	47,388

Electronic Components 1.0%
11,400	Alpine Electronics, Inc. (Japan)	187,944
12,100	Alps Electric Co. Ltd. (Japan)	125,018
3,200	Avnet, Inc.*	130,880
6,100	Emerson Electric Co.	286,639
7,500	Energizer Holdings, Inc.*	728,850
8,400	Fanuc Ltd. (Japan)	822,591
5,100	FLIR Systems, Inc.*	206,499
30,000	Hitachi Ltd. (Japan)	227,844
7,900	Hokkaido Electric Power Co., Inc. (Japan)	200,325
1,963	Itron, Inc.*	132,188
12,700	Kansai Electric Power Co., Inc. (The) (Japan)	355,428
7,800	Kyushu Electric Power Co., Inc. (Japan)	219,714
3,600	Pinnacle West Capital Corp.	173,844
3,350	PNM Resources, Inc.	109,043
200	Rofin Sinar Technologies, Inc.*	13,256
20,100	Sanmina-SCI Corp.*	69,345
14,100	TT Electronics PLC (United Kingdom)	66,055
300	Varian, Inc.*	17,388
11,300	Waters Corp.*	671,559

		4,744,410

Electronic Components & Equipment 0.1%
1,000	Schneider Electric SA (France)	141,041
22,000	SMK Corp. (Japan)	133,676

		274,717

Electronic Equipment & Instruments
1,150	Brightpoint, Inc.*	15,295
1,500	Tech Data Corp.*	53,310

		68,605

Electronics
3,800	Benchmark Electronics, Inc.*	80,484

Energy Equipment
5,360	Oil States International, Inc.*	181,865
725	Universal Compression Holdings, Inc.*	48,263

		230,128

Energy Equipment & Services 0.7%
100	BJ Services Co.	2,866
4,734	Cameron International Corp.*	305,674
908,741	China Petroleum & Chemical Corp. (China)	792,397
1,900	Dril-Quip, Inc.*	95,950
16,500	GlobalSantaFe Corp.	1,054,845
22,273	Halliburton Co.	707,615
5,800	Holly Corp.	368,880
2,500	Tidewater, Inc.	158,025

		3,486,252

Engineering/Construction
3,625	URS Corp.*	158,412

Entertainment & Leisure 0.8%
450	Brunswick Corp.	14,742
13,400	Carnival PLC (United Kingdom)	674,857
13,960	Century Casinos, Inc.*	116,985
22,935	Las Vegas Sands, Inc.*	1,953,833
2,280	Life Time Fitness, Inc.*	117,192
2,239	Nintendo Co. Ltd. (Japan)	699,403
6,750	Scientific Games Corp. (Class A Stock)*	224,707

		3,801,719

Environmental Services
8,800	Allied Waste Industries, Inc.*	117,656

Exchange Traded Funds
10	iShares Russell 1000 Value Index Fund	862
1,403	iShares Russell 2000 Value Index Fund	114,457

		115,319

Farming & Agriculture 0.5%
38,400	AWB Ltd. (Australia)	107,534
243,100	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	200,804
36,623	Monsanto Co.	2,160,391

		2,468,729

Finance—Consumer Loans
900	Promise Co. Ltd. (Japan)	27,072

Financial—Bank & Trust 3.5%
5,072	ABN AMRO Holding NV (Netherlands)	246,088
5,072	ABN AMRO Holding NV (Coupon) (Netherlands)	—
4,750	Astoria Financial Corp.	126,160
9,200	Banco Bilbao Vizcaya Argentaria SA (Spain)	219,976
38,300	Banco Santander Central Hispano SA (Spain)	689,388
700	BB&T Corp.	29,134
6,300	BNP Paribas SA (France)	730,866
23,900	Bradford & Bingley PLC (United Kingdom)	210,846
461,717	China Merchants Bank Co. Ltd. (Class H Stock) (China)*	1,123,634
6,900	Commonwealth Bank of Australia (Australia)	300,882
9,900	Credit Agricole SA (France)	416,882
9,500	Credit Suisse Group (Switzerland)	745,586
6,800	Danske Bank A/S (Denmark)	317,548
7,000	Dexia (Belgium)	228,316
500	East West Bancorp, Inc.	19,930
10,200	Fortis (Belgium)	458,375
31,800	HBOS PLC (United Kingdom)	682,416
17,200	Hudson City Bancorp, Inc.	229,104
26,789	Intesa Sanpaolo (Italy)	224,466
3,000	Marshall & Ilsley Corp.	144,060
6,000	Natixis Banques Populaires (France)	163,678
26,600	Nordea Bank AB (Sweden)	459,960
1,500	Oriental Financial Group, Inc.	17,355
3,600	Pacific Capital Bancorp	96,948
650	Prosperity Bancshares, Inc.	22,549
17,800	Royal Bank of Scotland Group PLC (United Kingdom)	681,540
125	Sberbank (Class S Stock) (Russia)	495,625
1,200	Societe Generale (France)	254,308
7,500	State Street Corp.	516,525
4,325	Sterling Financial Corp.	127,501
600	Student Loan Corp. (The)	122,220
5,500	SunTrust Banks, Inc.	464,310
3,700	Takefuji Corp. (Japan)	124,354
8,500	TCF Financial Corp.	230,180
31,500	U.S. Bancorp	1,082,025
30,479	UBS AG (Switzerland)	1,978,087
18,000	UBS AG (Switzerland) (Virt-X)	1,169,800
6,000	Unione di Banche Italiane SCPA (Italy)	181,554
600	Verwaltungs und Privat Bank AG (Switzerland)	155,578
56,702	Wells Fargo & Co.	2,035,035
200	Zions Bancorp	16,360

		17,539,149

Financial - Brokerage 0.2%
1,200	BankUnited Financial Corp. (Class A Stock)	25,980
5,500	Jefferies Group, Inc.	174,350
3,000	Merrill Lynch & Co., Inc.	270,690
4,400	MGIC Investment Corp.	271,084

		742,104

Financial Services 2.6%
23,700	Allied Irish Banks PLC (Ireland)	715,627
9,100	AMBAC Financial Group, Inc.	835,380
16,400	AmeriCredit Corp.*	413,772
9,940	Ameriprise Financial, Inc.	591,132
3,800	Asset Acceptance Capital Corp.*	69,996
1,500	Bear Stearns Cos., Inc.	233,550
2,200	BlackRock, Inc.	329,340
2,690	Calamos Asset Management, Inc. ( Class A Stock )	63,107
5,400	Capital One Financial Corp.	401,004
10,400	CIT Group, Inc.	620,360
4,400	Eaton Vance Corp.	168,168
3,820	First Mercury Financial Corp.*	79,074
2,900	Franklin Resources, Inc.	380,799
10,609	Goldman Sachs Group, Inc.	2,319,233
57,700	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	549,686
2,396,000	Industrial and Commercial Bank of China (Class H Stock) (China)	1,301,962
1,575	International Securities Exchange, Inc.	105,037
4,320	Investment Technology Group, Inc.*	163,469
25,100	Irish Life & Permanent PLC (Ireland)	664,505
15,500	Morgan Stanley	1,302,155
11,400	Okasan Holdings, Inc. (Japan)	75,761
3,710	optionsXpress Holdings, Inc.	91,563
2,770	Portfolio Recovery Associates, Inc.	154,151
14,700	Santos Ltd. (Australia)	136,138
4,800	Sanyo Electric Credit Co. Ltd. (Japan)	130,018
6,600	Shinhan Financial Group Co. Ltd., ADR (South Korea)	740,256
3,300	TD Ameritrade Holding Corp.*	56,265
1,700	Valueclick, Inc.*	48,620

		12,740,128

Food & Beverage 0.1%
23,600	Dairy Crest Group PLC (United Kingdom)	315,428
48,600	Northern Foods PLC (United Kingdom)	124,024
10,500	Tate & Lyle PLC (United Kingdom)	130,200

		569,652

Food & Staples Retailing
7,580	SunOpta, Inc.*	98,085

Food Products 0.5%
15,000	Archer-Daniels-Midland Co.	580,500
33,000	Cadbury Schweppes PLC (United Kingdom)	436,286
43,357	Kraft Foods, Inc. (Class A Stock)	1,451,159
7,710	Unilever PLC, ADR (United Kingdom)	241,400

		2,709,345

Foods 0.4%
500	Corn Products International, Inc.	19,910
2,800	General Mills, Inc.	167,720
4,700	Kellogg Co.	248,677
12,100	Kroger Co. (The)	357,071
2,300	Nestle SA (Switzerland)	910,497
450	Ralcorp Holdings, Inc.*	29,615
7,800	Safeway, Inc.	283,140
1,700	Sysco Corp.	55,658
2,600	Tyson Foods, Inc. (Class A Stock)	54,496
300	Wm. Wrigley Jr. Co.	17,664

		2,144,448

Gaming 0.1%
18,940	OPAP SA (Greece)	716,661

Gas Utilities
675	Northwest Natural Gas Co.	34,297

Healthcare Equipment & Supplies
1,570	Kyphon, Inc.*	73,178

Healthcare Providers & Services 0.4%
8,100	CIGNA Corp.	1,260,279
4,870	Systems Xcellence, Inc. (Canada)*	111,085
56,400	Tenet Healthcare Corp.*	418,488

		1,789,852

Healthcare Services 1.4%
4,500	Aetna, Inc.	210,960
3,700	Amerigroup Corp.*	104,081
3,700	Apria Healthcare Group, Inc.*	117,438
3,300	Centene Corp.*	68,673
2,900	Covance, Inc.*	175,450
16,010	Five Star Quality Care, Inc.*	176,270
1,175	Healthspring, Inc.*	27,636
3,100	Healthways, Inc.*	131,502
9,400	Humana, Inc.*	594,456
1,080	Pediatrix Medical Group, Inc.*	61,614
3,200	Sunrise Senior Living, Inc.*	122,528
82,140	UnitedHealth Group, Inc.	4,358,348
7,300	WellCare Health Plans, Inc.*	588,307
5,600	WellPoint, Inc.*	442,232

		7,179,495

Home Furnishings
3,280	DTS, Inc.*	73,406

Hotels & Motels 0.8%
29,703	MGM Mirage*	1,997,527
1,500	Starwood Hotels & Resorts Worldwide, Inc.	100,530
4,240	Station Casinos, Inc.	368,880
16,300	Wynn Resorts Ltd.	1,666,023

		4,132,960

Hotels, Restaurants & Leisure 0.6%
11,900	Carnival Corp.	581,791
822	Harrah’s Entertainment, Inc.	70,117
15,300	Marriott International, Inc. (Class A Stock)	691,713
25,080	McDonald’s Corp.	1,210,862
1,700	Triarc Cos., Inc. (Class B Stock)	27,659
5,620	Wyndham Worldwide Corp.*	194,452

		2,776,594

Household Durables 0.4%
11,400	Centex Corp.	510,378
3,400	Fortune Brands, Inc.	272,340
29,200	Lennar Corp. (Class A Stock)	1,247,132
2,200	Lennar Corp. (Class B Stock)	88,022

		2,117,872

Household Products 0.2%
8,900	Kimberly-Clark Corp.	633,413
3,475	Scotts Miracle-Gro Co. (The) (Class A Stock)	156,271

		789,684

Household Products / Wares
9,500	Husqvarna AB (Class B Stock) (Sweden)	173,725

Independent Power Producers & Energy Traders 0.2%
17,800	TXU Corp.	1,167,324

Industrial Conglomerates 1.0%
9,800	3M Co.	811,146
78,000	General Electric Co.	2,875,080
600	Teleflex, Inc.	43,098
31,800	Tyco International Ltd. (Bermuda)	1,037,634

		4,766,958

Industrial Products 0.2%
3,355	Air Liquide (France)	831,744

Insurance 3.2%
10,600	Aegon NV (Netherlands)	218,775
22,500	Allstate Corp. (The)	1,402,200
6,900	American International Group, Inc.	482,379
4,700	Amerisafe, Inc.*	94,611
9,520	Amtrust Financial Services, Inc.	113,954
4,500	Assurant, Inc.	258,885
9,500	Aviva PLC (United Kingdom)	149,044
2,400	Baloise Holding AG (Switzerland)	261,522
10,600	Chubb Corp.	570,598
1,400	CNP Assurances (France)	178,470
3,400	Delphi Financial Group, Inc. (Class A Stock)	145,180
41,700	Genworth Financial, Inc. (Class A Stock)	1,521,633
6,500	Hanover Insurance Group, Inc. (The)	298,740
3,400	Hartford Financial Services Group, Inc.	344,080
1,262	HCC Insurance Holdings, Inc.	38,693
525	Hilb, Rogal & Hobbs Co.	22,811
13,200	ING Groep NV, ADR (Netherlands)	601,244
76,900	Legal & General PLC (United Kingdom)	235,831
100	Lincoln National Corp.	7,115
13,500	Loews Corp.	638,820
16,600	MBIA, Inc.	1,154,696
27,300	MetLife, Inc.	1,793,610
50,900	Old Mutual PLC (United Kingdom)	180,644
4,200	Philadelphia Consolidated Holding Corp.*	182,280
5,500	Protective Life Corp.	257,950
2,600	Safeco Corp.	173,524
4,010	Security Capital Assurance Ltd.	128,721
3,000	State Auto Financial Corp.	90,150
3,100	Swiss Reinsurance (Switzerland)	291,400
33,901	Travelers Cos., Inc. (The)	1,834,044
2,925	United Fire & Casualty Co.	107,494
36,700	Unum Group	913,096
8,700	W.R. Berkely Corp.	282,663
6,600	XL Capital Ltd. (Class A Stock)	514,668
800	Zurich Financial Services AG (Switzerland)	232,136

		15,721,661

Internet 0.1%
1,300	Amazon.Com, Inc.*	79,729
1,350	Digital River, Inc.*	79,016
1,400	Emdeon Corp.*	22,596
5,460	Perficient, Inc.*	115,752
4,680	TriZetto Group, Inc. (The)*	91,166

		388,259

Internet Services 0.7%
11,700	CyberSource Corp.*	148,707
3,050	DealerTrack Holdings, Inc.*	100,650
4,600	eBay, Inc.*	156,124
980	Equinix, Inc.*	81,801
200	Expedia, Inc.*	4,724
2,803	Google, Inc. (Class A Stock)*	1,321,278
10,400	IAC/InterActive Corp.*	396,448
6,480	j2 Global Communications, Inc.*	186,365
19,110	Navisite, Inc.*	122,304
2,920	NutriSystem, Inc.*	181,040
9,310	Online Resources Corp.*	102,782
4,500	RADVision Ltd. (Israel)*	99,495
38,800	Symantec Corp.*	682,880
925	Vignette Corp.*	17,131

		3,601,729

IT Services 0.4%
37,300	Electronic Data Systems Corp.	1,090,652
20,000	First Data Corp.	648,000
875	Tyler Technologies, Inc.*	10,456

		1,749,108

Machinery 0.9%
16,400	AGCO Corp.*	684,372
41,200	Bluescope Steel Ltd. (Australia)	409,073
2,700	Bucyrus International, Inc. (Class A Stock)	169,398
300	Crane Co.	12,753
4,400	Cummins, Inc.	405,504
9,600	Deere & Co.	1,050,240
2,700	Dover Corp.	129,924
1,600	MAN AG (Germany)	212,431
300	Rieter Holdings AG (Switzerland)	165,833
2,300	Snap-On, Inc.	125,350
2,600	SPX Corp.	184,288
8,700	Terex Corp.*	677,295

		4,226,461

Machinery & Equipment 0.1%
360	Briggs & Stratton Corp.	10,681
12,920	Flow International Corp.*	150,389
600	IDEX Corp.	31,482
725	Nordson Corp.	33,227
2,000	Rockwell Automation, Inc.	119,080

		344,859

Manufacturing
500	Actuant Corp. (Class A Stock)	26,500
7,600	Hexcel Corp.*	164,920

		191,420

Media 2.3%
56,750	CBS Corp. (Class B Stock)	1,802,948
700	Clear Channel Communications, Inc.	24,801
100,724	Comcast Corp. (Class A Stock)*	2,685,302
4,200	DG FastChannel, Inc.*	76,398
31,668	DIRECTV Group, Inc. (The)*	754,965
9,500	Gannett Co., Inc.	542,070
18,900	Idearc, Inc.	656,775
2,500	Liberty Global, Inc. (Class A Stock)*	89,725
9,300	McGraw-Hill Cos., Inc.	609,429
30,900	News Corp. (Class A Stock)	691,851
24,800	Rogers Communications, Inc. (Class B Stock) (Canada)	950,752
44,800	Time Warner, Inc.	924,224
39,600	Walt Disney Co. (The)	1,385,208

		11,194,448

Medical Supplies & Equipment 0.6%
6,820	Angiodynamics, Inc.*	113,485
9,700	Baxter International, Inc.	549,311
1,100	Becton Dickinson & Co.	86,559
200	C.R. Bard, Inc.	16,626
600	Medical Action Industries, Inc.*	13,668
5,400	Medtronic, Inc.	285,822
5,550	Micrus Endovascular Corp.*	123,377
8,600	Nipro Corp. (Japan)	165,702
13,890	NovaMed, Inc.*	102,508
5,030	NuVasive, Inc.*	129,623
3,869	PolyMedica Corp.	156,462
2,990	Resmed, Inc.*	126,357
2,500	Sepracor, Inc.*	134,200
14,530	Spectranetics Corp. (The)*	150,676
4,300	Stryker Corp.	279,242
1,810	Vital Images, Inc.*	55,857
3,300	Zimmer Holdings, Inc.*	298,584

		2,788,059

Metals & Mining 1.3%
49,600	Alcoa, Inc.	1,760,304
2,400	Boehler-Uddeholm AG (Austria)	234,082
368,700	China Coal Energy Co. (Class H Stock) (China)*	366,230
725	Cleveland-Cliffs, Inc.	50,235
25,600	Crane Group Ltd. (Australia)	354,801
14,427	Freeport-McMoRan Copper & Gold, Inc.	968,917
1,100	Joy Global, Inc.	55,693
3,300	Ladish Co., Inc.*	134,178
2,000	Newmont Mining Corp.	83,400
7,900	NSK Ltd. (Japan)	76,452
5,000	Nucor Corp.	317,300
5,400	Rautaruukki Oyj (Finland)	291,177
9,200	Rio Tinto PLC (United Kingdom)	559,037
9,800	ThyssenKrupp AG (Germany)	523,540
4,200	Timken Co.	138,516
3,100	United States Steel Corp.	314,774
18,800	Zinifex Ltd. (Australia)	256,769

		6,485,405

Multi-Line Retail 0.3%
35,430	Federated Department Stores, Inc.	1,556,086

Office Equipment
9,000	Ricoh Co. Ltd. (Japan)	197,534

Oil & Gas
800	Baker Hughes, Inc.	64,312
1,250	Vectron Corp.	36,337

		100,649

Oil & Gas Exploration/Production
1,480	Core Laboratories NV (Netherlands)*	134,562
900	St. Mary Land & Exploration Co.	32,958

		167,520

Oil, Gas & Consumable Fuels 5.0%
16,500	Apache Corp.	1,196,250
900	Arena Resources, Inc.*	42,255
1,200	Ashland, Inc.	71,940
65,700	BP PLC (United Kingdom)	737,063
7,400	Cabot Oil & Gas Corp.	269,508
15,400	Canadian Natural Resources Ltd. (Canada)	917,701
13,600	ChevronTexaco Corp.	1,057,944
32,900	ConocoPhillips	2,281,615
33,800	Cosmo Oil Co. Ltd. (Japan)	140,696
13,200	Devon Energy Corp.	961,884
31,640	Eni SpA (Italy)	1,049,300
53,900	Exxon Mobil Corp.	4,278,582
1,000	Gulfport Energy Corp.*	14,770
7,900	Hess Corp.	448,325
2,300	Marathon Oil Corp.	233,565
200	National Oilwell Varco, Inc.*	16,970
44,000	Nippon Oil Corp. (Japan)	337,884
1,600	Noble Energy, Inc.	94,096
10,800	Norsk Hydro ASA (Norway)	372,258
35,900	Occidental Petroleum Corp.	1,820,130
4,091	Oceaneering International, Inc.*	194,486
2,500	ONEOK, Inc.	121,025
6,100	Plains Exploration & Production Co.*	286,639
10,270	Repsol YPF SA (Spain)	338,351
850	Rosetta Resources, Inc.*	18,283
15,000	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	520,926
24,000	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	845,166
7,000	Royal Dutch Shell PLC, ADR (United Kingdom)	494,970
41,328	Schlumberger Ltd.	3,051,246
400	SEACOR Holdings, Inc.*	38,112
4,400	Sunoco, Inc.	332,332
3,670	Superior Energy Services, Inc.*	133,331
2,400	Swift Energy Co.*	97,560
100	Tesoro Corp.	12,120
3,200	Total SA (France)	235,898
12,900	Valero Energy Corp.	905,967
1,800	W&T Offshore, Inc.	54,630
3,400	Weatherford International Ltd. (Bermuda)*	178,466
8,100	XTO Energy, Inc.	439,587

		24,641,831

Paper & Forest Products 0.3%
28,195	Domtar Corp. (Canada)*	274,901
1,700	Hokuetsu Paper Mills Ltd. (Japan)	8,287
80	Nippon Paper Group, Inc. (Japan)	270,725
19,000	Oji Paper Co. Ltd. (Japan)	97,076
30,000	Rengo Co. Ltd. (Japan)	160,689
19,200	Stora Enso Oyj (Class R Stock) (Finland)	350,364
5,600	Weyerhaeuser Co.	443,632

		1,605,674

Pharmaceuticals 4.0%
7,500	Abbott Laboratories	424,650
2,500	Altana AG (Germany)	185,882
8,420	American Medical Systems Holdings, Inc.*	149,287
11,900	AmerisourceBergen Corp.	594,881
17,953	Amylin Pharmaceuticals, Inc.*	741,998
10,400	AstraZeneca PLC (United Kingdom)	565,616
1,450	Barr Pharmaceuticals, Inc.*	70,122
1,700	Bristol-Meyers Squibb Co.	49,062
5,300	Eli Lilly & Co.	313,389
13,800	Forest Laboratories, Inc.*	734,298
8,200	Gilead Sciences, Inc.*	670,104
10,100	GlaxoSmithKline PLC (United Kingdom)	291,317
34,100	Johnson & Johnson	2,189,902
5,130	K-V Pharmaceutical Co. (Class A Stock)*	133,431
15,300	Kaken Pharmaceutical Co. Ltd. (Japan)	117,790
5,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	46,695
16,360	LeMaitre Vascular, Inc*	93,906
2,230	Medicis Pharmaceutical Corp. (Class A Stock)	67,792
53,800	Merck & Co., Inc.	2,767,472
15,200	Novartis AG (Switzerland)	883,055
9,300	Novo Nordisk SA (Class B Stock) (Denmark)	910,400
3,200	Ono Pharmaceutical Co. Ltd. (Japan)	177,403
85,000	Pfizer, Inc.	2,249,100
5,300	Pharmaceutical Product Development, Inc.	191,171
6,500	Roche Holding AG (Switzerland)	1,223,996
9,200	Sanofi-Aventis (France)	842,139
30,154	Schering-Plough Corp.	956,786
18,000	Tanabe Seiyaku Co. Ltd. (Japan)	232,900
36,100	Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,382,991
9,200	Wyeth	510,600

		19,768,135

Real Estate 0.4%
4,985	CB Richard Ellis Group, Inc. (Class A Stock)*	168,742
208,500	Country Garden Holdings Co. Ltd. (China)*	187,912
4,000	Hovnanian Enterprises, Inc. (Class A Stock)*	95,960
4,700	Jones Lang LaSalle, Inc.	505,203
2,300	Meritage Homes Corp.*	80,063
14,046	St. Joe Co. (The)	795,425
4,400	Standard Pacific Corp.	91,740

		1,925,045

Real Estate Investment Trust - Other Reit 0.1%
2,200	Simon Property Group, Inc.	253,616

Real Estate Investment Trusts 0.4%
3,800	Apartment Investment & Management Co. (Class A Stock)	210,140
1,600	Boston Properties, Inc.	188,096
550	Highland Hospitality Corp.	10,478
6,100	Hospitality Properties Trust	277,733
750	JER Investors Trust, Inc.	13,207
6,050	KKR Financial Holdings LLC	161,595
10,300	ProLogis	667,440
2,900	SL Green Realty Corp.	408,610
2,500	Vornado Realty Trust	296,575

		2,233,874

Retail 0.4%
900	AFC Enterprises, Inc.*	17,109
2,300	Dick’s Sporting Goods, Inc.*	129,007
57,700	DSG International PLC (United Kingdom)	184,707
6,100	Family Dollar Stores, Inc.	194,224
15,929	Next PLC (United Kingdom)	742,986
2,900	Rallye SA (France)	202,414
712	Stage Stores, Inc.	15,700
182,400	Wal-Mart de Mexico SA de CV (Mexico)	715,817

		2,201,964

Retail & Merchandising 2.1%
500	Abercrombie & Fitch Co. (Class A Stock)	40,830
16,600	American Eagle Outfitters, Inc.	489,202
19,200	Big Lots, Inc.*	618,240
3,400	Brinker International, Inc.	105,740
4,770	Cache, Inc.*	82,330
2,200	Crocs, Inc.*	122,936
18,278	CVS Caremark Corp.	662,395
4,300	Darden Restaurants, Inc.	178,364
1,900	Dillard’s, Inc. (Class A Stock)	65,797
925	Guitar Center, Inc.*	42,827
2,700	J.C. Penney Co., Inc.	213,543
2,196	Jos. A. Bank Clothiers, Inc.*	84,853
1,800	Kohl’s Corp.*	133,272
45,917	Lowe’s Cos., Inc.	1,403,224
800	Men’s Wearhouse, Inc. (The)	34,616
5,000	Office Depot, Inc.*	168,100
1,800	OfficeMax, Inc.	88,596
700	Payless Shoesource, Inc.*	22,330
4,300	Saks, Inc.	90,042
2,000	School Specialty, Inc.*	65,960
4,325	Sonic Corp.*	97,053
6,300	Staples, Inc.	156,240
32,509	Starbucks Corp.*	1,008,429
3,800	Stein Mart, Inc.	61,940
3,200	SUPERVALU, Inc.	146,880
19,005	Target Corp.	1,128,327
600	TJX Cos., Inc.	16,734
2,110	Tween Brands, Inc.*	82,628
25,000	Wal-Mart Stores, Inc.	1,198,000
5,072	Yamada Denki Co. Ltd. (Japan)	468,649
25,358	Yum! Brands, Inc.	1,568,646

		10,646,723

Road & Rail 0.5%
2,810	Avis Budget Group*	79,045
25,717	Burlington Northern Santa Fe Corp.	2,251,266
500	Landstar System, Inc.	24,155
300	YRC Worldwide, Inc.*	11,937

		2,366,403

Semiconductors 1.1%
200	Altera Corp.	4,508
845	ATMI, Inc.*	26,136
1,250	Brooks Automation, Inc.*	21,838
4,600	Checkpoint Systems, Inc.*	101,154
126,100	Grupo Mexico SAB de CV (Mexico)	679,325
94,528	Intel Corp.	2,032,352
18,800	Intersil Corp. (Class A Stock)	560,052
6,900	MEMC Electronic Materials, Inc.*	378,672
1,050	Microsemi Corp.*	24,265
18,100	Novellus Systems, Inc.*	585,897
1,990	Tessera Technologies, Inc.*	85,152
32,000	Texas Instruments, Inc.	1,099,840
4,000	Xilinx, Inc.	117,920

		5,717,111

Semiconductors & Semiconductor Equipment 0.1%
2,000	Analog Devices, Inc.	77,240
27,800	Atmel Corp.*	147,896
1,610	Varian Semiconductor Equipment Associates, Inc.*	106,840

		331,976

Software 1.3%
13,700	BMC Software, Inc.*	443,469
44,505	CA, Inc.	1,213,206
10,682	Mastercard, Inc. (Class A Stock)	1,192,966
119,200	Microsoft Corp.	3,568,848
3,900	MoneyGram International, Inc.	110,877
3,100	Total System Services, Inc.	96,286

		6,625,652

Specialty Retail 0.4%
1,555	Aaron Rents, Inc.	44,115
4,400	Aaron Rents, Inc. (Class B Stock)	124,828
17,700	AutoNation, Inc.*	361,788
1,400	AutoZone, Inc.*	186,256
400	Gap, Inc. (The)	7,180
19,600	Home Depot, Inc.	742,252
11,200	Limited Brands, Inc.	308,784
750	Monro Muffler Brake, Inc.	26,250
11,700	RadioShack Corp.	340,119
1,050	United Auto Group, Inc.	21,294

		2,162,866

Steel Producers/Products
2,900	Voestalpine AG (Austria)	194,801

Telecommunication Services 0.1%
8,200	Crown Castle International Corp.*	281,588

Telecommunications 3.4%
19,100	Amdocs Ltd. (Israel)*	701,925
60,323	America Movil SAB de CV, ADR (Class L Stock) (Mexico)	3,168,767
101,800	BT Group PLC (United Kingdom)	640,358
4,800	Cbeyond, Inc.*	166,944
3,300	CenturyTel, Inc.	151,965
216,031	China Mobile Ltd. (China)	1,945,800
132,516	Cisco Systems, Inc.*	3,543,478
8,700	Corning, Inc.*	206,364
9,100	Deutsche Telekom AG (Germany)	165,707
27,700	France Telecom SA (France)	810,008
1,300	Juniper Networks, Inc.*	29,068
111,300	MobileOne Ltd. (Singapore)	163,794
80	Nippon Telegraph and Telephone Corp. (Japan)	397,202
50,700	Nokia Oyj (Finland)	1,278,958
240	NTT DoCoMo, Inc. (Japan)	408,493
3,800	Polycom, Inc.*	126,540
4,000	QUALCOMM, Inc.	175,200
30,315	Sprint Nextel Corp.	607,209
1,100	Swisscom AG (Switzerland)	388,450
45,700	Telestra Corp. Ltd. (Australia)	176,548
5,300	Time Warner Telecom, Inc. (Class A Stock)*	108,650
22,858	Vodafone Group PLC, ADR (United Kingdom)	656,710
256,200	Vodafone Group PLC (United Kingdom)	728,878

		16,747,016

Textiles, Apparel & Luxury Goods 0.2%
6,400	Coach, Inc.*	312,512
16,600	Jones Apparel Group, Inc.	554,274

		866,786

Thrifts & Mortgage Finance 0.9%
34,400	Countrywide Financial Corp.	1,275,552
8,500	Fannie Mae	500,820
25,100	Freddie Mac	1,625,978
24,500	Washington Mutual, Inc.	1,028,510

		4,430,860

Tobacco 0.1%
11,190	UST, Inc.	634,249

Trading Companies & Distributors
2,375	Watsco, Inc.	126,279

Transportation 1.2%
800	Arlington Tankers Ltd. (Bermuda)	21,344
18,900	CSX Corp.	815,913
17,951	FedEx Corp.	1,892,753
625	Forward Air Corp.	19,069
9,600	J.B. Hunt Transport Services, Inc.	259,776
200	Kansas City Southern*	7,430
82,000	Neptune Orient Lines Ltd. (Singapore)	192,732
12,500	Norfolk Southern Corp.	665,500
2,890	Old Dominion Freight Line, Inc.*	85,428
26,030	Orient Overseas International Ltd. (Bermuda)	220,110
900	Overseas Shipholding Group, Inc.	63,720
14,355	Union Pacific Corp.	1,640,059

		5,883,834

Utilities 1.2%
2,300	AES Corp. (The)*	50,577
11,900	Alliance & Leicester PLC (United Kingdom)	270,712
15,800	American Electric Power Co., Inc.	793,476
20,200	CMS Energy Corp.	374,104
7,000	Consolidated Edison, Inc.	358,820
6,000	DTE Energy Co.	303,540
3,300	Dynegy, Inc. (Class A Stock)*	31,053
7,200	E.ON AG (Germany)	1,076,980
22,000	Edison International	1,151,700
31,100	Energias de Portugal SA (Portugal)	170,186
3,772	Headwaters, Inc.*	81,739
2,000	Illinois Tool Works, Inc.	102,620
9,400	Northeast Utilities	302,398
10,200	PG&E Corp.	516,120
3,700	SCANA Corp.	161,061
17,600	Xcel Energy, Inc.	423,984

		6,169,070

Wireless Telecommunication Services 0.1%
5,700	Alltel Corp.	357,333

	TOTAL COMMON STOCKS (cost $277,010,641)	343,895,609

Moody’s Ratings	Principal Amount (000)#
ASSET-BACKED SECURITIES 0.2%
		Bear Stearns Commercial Mortgage Securities,
		Series 2006-BBA7, Class A1, 144A
Aaa	500	5.43%(a), 03/15/19	499,998
		Brazos Student Finance Corp.,
		Series 1998-A, Class A2
Aaa	79	5.96%(a), 06/01/23	78,987
		Honda Auto Receivables Owner Trust,
		Series 2006-2, Class A2
Aaa	363	5.42%, 12/22/08	363,188
		Nelnet Student Loan Trust,
		Series 2005-1, Class A2
Aaa	177	5.365%(a), 01/26/15	176,659

		TOTAL ASSET-BACKED SECURITIES (cost $1,115,717)	1,118,832

COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%

		Bank Trust Mortgage Trust,
		Series 1, Class G
Aaa	146	5.70%, 12/01/23	144,134
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2005-4, Class 23A2
Aaa	281	5.38%(a), 05/25/35	279,972
		Federal Home Loan Mortgage Corp.,
		Series 119, Class H
Aaa	50	7.50%, 01/15/21	49,828
		Series 2266, Class F
Aaa	7	5.77%(a), 11/15/30	6,664
		Federal National Mortgage Assoc.,
		Series 1998-73, Class MZ
Aaa	677	6.30%, 10/17/38	681,823
		Series 2000-32, Class FM
Aaa	13	5.77%(a), 10/18/30	13,346
		Series 2006-5, Class 3A2
Aaa	1,200	4.67%(a), 05/25/35	1,192,653
		Government National Mortgage Assoc.,
		Series 2009, Class FH
Aaa	38	5.82%(a), 02/16/30	38,783
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
Aaa	477	4.539%(a), 09/25/35	471,396
		Structured Asset Mortgage Investments, Inc.,
		Series 2005-AR7, Class 1A8
Aaa	306	5.39%(a), 08/25/36	305,553
		Washington Mutual Mortgage Pass Through Certificates,
		Series 2003-R1, Class A1
Aaa	1,025	5.86%(a), 12/25/27	1,024,985

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,191,956)	4,209,137

CORPORATE BONDS 1.0%

Advertising 0.1%
		Omnicom Group, Inc., Gtd. Notes
Baa1	300	5.90%, 04/15/16	307,317

Automobile Manufacturers
		DaimlerChrysler NA Holding Corp., Gtd. Notes
Baa1	100	5.75%, 09/08/11	101,525

Consumer Products & Services 0.1%
		Clorox Co., Sr. Notes
A3	500	5.48%(a), 12/14/07	500,295

Diversified Manufacturing 0.2%
		Siemens Financieringsmat, Notes, 144A (Netherlands)
Aa3	1,000	5.41%(a), 08/14/09	1,000,231

Financial Services 0.1%
			Pemex Project Funding Master Trust, Gtd. Notes
Baa1		250	9.25%, 03/30/18	322,500

Hotels & Motels 0.1%
			MGM Mirage, Gtd. Notes
B1		500	9.75%, 06/01/07	501,875

Medical Supplies & Equipment
			Merck & Co., Inc., Notes
Aa3		100	4.75%, 03/01/15	96,308

Paper & Forest Products 0.1%
			Georgia-Pacific Corp., Gtd. Notes, 144A
Ba3		300	7.00%, 01/15/15	301,500
Ba3		400	7.125%, 01/15/17	402,000

				703,500

Real Estate Investment Trusts
			Nationwide Health Properties, Inc., Unsec`d. Notes
Baa3		200	6.50%, 07/15/11	206,391

Telecommunications 0.1%
			BellSouth Corp., Sr. Unsec`d. Notes
A2		400	5.46%(a), 08/15/08	400,251

Transportation 0.1%
			Fedex Corp., Gtd. Notes
Baa2		400	5.44%(a), 08/08/07	400,224

Utilities - Electric 0.1%
			Midwest Generation LLC, Pass Thru Certificates, Series A
Ba2		590	8.30%, 07/02/09	605,070

			TOTAL CORPORATE BONDS (cost $5,093,627)	5,145,487

FOREIGN GOVERNMENT BONDS 0.6%

			Republic of Brazil
Ba2	BRL	1,800	12.50%, 01/05/22	1,112,701
			Republic of Italy
Aa2	JPY	54,000	3.80%, 03/27/08	463,970
			Republic of Panama
Ba1		120	9.625%, 02/08/11	136,800
			Russian Government International Bond
Baa2		1	7.50%, 03/31/30	852
			United Kingdom Gilt
Aaa	GBP	400	4.25%, 03/07/11	769,482
Aaa	GBP	200	5.75%, 12/07/09	402,616

			TOTAL FOREIGN GOVERNMENT BOND (cost $2,821,784)	2,886,421

MUNICIPAL BONDS 0.1%

			Arizona Agricultural Improvement & Power District, Salt River Project
Aa1		500	4.75%, 01/01/32	510,935
			Georgia State Road & Tollway Authority Revenue Bonds
Aaa		200	5.00%, 03/01/21	209,242

			TOTAL MUNICIPAL BONDS (cost $695,225)	720,177

U.S. GOVERNMENT AGENCY OBLIGATIONS 16.4%

	Federal Home Loan Mortgage Corp.
418	4.37%(a), 09/01/35	415,140
461	6.00%, 04/01/16-09/01/22	468,488
	Federal National Mortgage Assoc.
8,854	4.00%, 08/01/18-01/01/20	8,380,595
1,000	4.50%, TBA	967,812
1,496	4.50%, 09/01/35	1,405,466
295	4.60%(a), 12/01/34	292,103
102	5.00%, 02/01/19	101,079
4,000	5.00%, TBA	3,863,752
31,032	5.50%, 07/01/14-04/01/36	30,728,540
4,000	5.50%, TBA	3,955,000
93	5.65%(a), 05/01/36	93,664
6,356	6.00%, 03/01/17-10/01/36	6,406,449
10,000	6.00%, TBA	10,075,000
138	6.18%(a), 09/01/34	139,694
411	6.214%(a), 06/01/43	417,295
	Government National Mortgage Assoc.
56	4.50%, 08/15/33	53,013
14,000	5.00%, TBA	13,615,000
183	5.50%, 01/15/32	182,337
9	5.75%(a), 09/20/22	8,925
27	6.125%, 10/20/27-11/20/29	28,028
12	8.50%, 05/20/30-04/20/31	12,594

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $82,162,803)	81,609,974

U.S. TREASURY OBLIGATIONS 7.5%

	U.S. Inflation Index Bonds, TIPS
700	0.875%, 04/15/10	727,888
100	2.00%, 01/15/16	101,018
1,600	2.00%, 07/15/14	1,712,467
900	2.375%, 04/15/11	935,248
800	2.50%, 07/15/16	827,582
	U.S. Treasury Bonds
500	4.50%, 02/15/36	474,141
	U.S. Treasury Notes
2,500	4.00%, 02/15/14	2,418,067
8,650	4.25%, 08/15/13-08/15/15	8,521,449
6,600	4.625%, 12/31/11-02/29/12	6,629,577
6,200	4.75%, 12/31/08-01/31/12	6,206,163
6,500	4.875%, 04/30/11	6,585,059
1,300	5.125%, 05/15/16	1,347,379
	U.S. Treasury Strip, PO
1,250	7.25%, 02/15/22	602,174

	TOTAL U.S. TREASURY OBLIGATIONS (cost $36,961,546)	37,088,212

BANK LOAN 0.1%

			Ford Motor Co., Term B
		500	8.36%(a), 11/29/13 (cost $500,000)	504,578

			TOTAL LONG-TERM INVESTMENTS (cost $410,553,299)	477,178,427

SHORT-TERM INVESTMENTS 14.0%

U.S. TREASURY OBLIGATIONS (b) 0.1%

			U.S. Treasury Bills
		210	4.816%, 06/14/07	208,742
		50	4.892%, 06/14/07	49,705
		560	4.955%, 06/14/07	556,694

			TOTAL U.S. TREASURY OBLIGATIONS (cost $815,052)	815,141

COMMERCIAL PAPER (b) 2.2%

			DaimlerChrysler NA Corp.
A2		1,300	5.345%, 06/22/07	1,289,747
			Rabobank USA Finance Corp.
A1		1,700	5.29%, 05/01/07	1,700,000
			Total Fina Elf Capital
A1		3,800	5.29%, 05/01/07	3,800,000
			UBS Finance (De) LLC
A1		4,200	5.23%, 07/12/07	4,156,034

			TOTAL COMMERCIAL PAPER (cost $10,946,031)	10,945,781

FOREIGN TREASURY OBLIGATIONS 7.7%

			Bundesobligation, German Bonds
	EUR	4,600	4.50%, 08/17/07	6,285,037
			Dutch Treasury Certificate
	EUR	930	3.69%, 05/31/07	1,265,442
			French Treasury Bill
	EUR	6,470	3.71%, 05/31/07	8,802,781
	EUR	10,790	3.72%, 06/14/07	14,658,727
	EUR	1,660	3.74%, 05/03/07	2,265,111
	EUR	3,620	3.84%, 06/28/07	4,910,482

			TOTAL FOREIGN TREASURY OBLIGATIONS (cost $37,497,843)	38,187,580

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND 3.8%

		19,084,975	Dryden Core Investment Fund - Taxable Money Market Series (c) (cost $19,084,975)	19,084,975

	Contracts/ Notional Amount (000)#
OUTSTANDING OPTIONS PURCHASED* 0.2%

Call Options 0.2%

		5 Year U.S. Treasury Notes Futures,
	18,700	expiring 05/25/2007, Strike Price $111.00	2,922
		5 Year U.S. Treasury Notes Futures,
	5,200	expiring 05/25/2007, Strike Price $116.00	812
		5 Year U.S. Treasury Notes Futures,
	3,500	expiring 05/25/2007, Strike Price $117.00	547
		Eurodollar Futures,
	29,000	expiring 09/14/2007, Strike Price $95.00	21,025
		Eurodollar Futures,
	50,000	expiring 12/17/2007, Strike Price $95.25	15,000
		Eurodollar Futures,
	156,000	expiring 03/17/2008, Strike Price $95.00	138,450
		Eurodollar Futures,
	83,000	expiring 03/17/2008, Strike Price $95.25	50,838
		Eurodollar Futures,
	73,000	expiring 06/16/2008, Strike Price $95.25	63,419
		Eurodollar Futures,
	2,800	expiring 03/17/2010, Strike Price $104.00	170,635
		Swap Option 3 Month LIBOR,
	11,000	expiring 07/02/2007 @ 4.90%	17,919
		Swap Option 3 Month LIBOR,
	9,500	expiring 07/02/2007 @ 5.37%	73,245
		Swap Option 3 Month LIBOR,
	5,300	expiring 12/20/2007 @ 5.00%	31,994
		Swap Option 3 Month LIBOR,
	600	expiring 04/27/2009 @ 5.75%	44,911
		Swap Option 3 Month LIBOR,
	7,900	expiring 01/25/2010 @ 5.20%	82,651

			714,368

Put Options

		5 Year U.S. Treasury Notes Futures,
	23,400	expiring 05/25/2007, Strike Price $102.00	3,656
		5 Year U.S. Treasury Notes Futures,
	5,400	expiring 05/25/2007, Strike Price $102.50	844
		5 Year U.S. Treasury Notes Futures,
	1,700	expiring 05/25/2007, Strike Price $103.00	266
		5 Year U.S. Treasury Notes Futures,
	2,700	expiring 05/25/2007, Strike Price $118.00	422
		Eurodollar Futures,
	135,000	expiring 06/18/2007, Strike Price $91.25	844
		Eurodollar Futures,
	66,000	expiring 12/17/2007, Strike Price $91.75	412
		Eurodollar Futures,
	255,000	expiring 03/17/2008, Strike Price $91.75	1,594
		Eurodollar Futures,
	68,000	expiring 03/17/2008, Strike Price $92.25	425
		Eurodollar Futures,
	104,000	expiring 03/17/2008, Strike Price $92.50	650
		Eurodollar Futures,
	2,800	expiring 03/17/2010, Strike Price $104.00	96,401
		FNCL,
	3,000	expiring 06/05/2007, Strike Price $83.25	48
		FNCL,
	2,000	expiring 06/05/2007, Strike Price $90.50	2
		FNCL,
	8,000	expiring 06/05/2007, Strike Price $91.50	—
		FNCL,
	14,000	expiring 06/13/2007, Strike Price $83.50	308
		FNCL,
	4,000	expiring 07/05/2007, Strike Price $89.63	220
		Swap Option 3 Month LIBOR,
	600	expiring 04/27/2009 @ 6.25%	8,331
		Swap Option 3 Month LIBOR,
	7,900	expiring 01/25/2010 @ 5.20%	56,298
		Option on 5 Year Euribor Future,
EUR	45,000	expiring 06/18/2007, Strike Price $95.75	768
		Option on 5 Year Euribor Future,
EUR	10,000	expiring 06/16/2008, Strike Price $95.125	171
		Option on 3 Month Sterling Future,
GBP	26,500	expiring 12/19/2007, Strike Price $93.25	—
		Option on 3 Month Sterling Future,
GBP	35,000	expiring 03/19/2008, Strike Price $93.00	—
		Option on 3 Month Sterling Future,
GBP	22,000	expiring 03/19/2008, Strike Price $92.75	—
		Option on 3 Month Sterling Future,
GBP	38,500	expiring 06/18/2008, Strike Price $92.50	—

			171,660

		TOTAL OUTSTANDING OPTIONS PURCHASED (cost $950,581)	886,028

		TOTAL SHORT-TERM INVESTMENTS (cost $69,294,482)	69,919,505

		TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT(e)—109.9% (cost $479,847,781)	547,097,932

Principal Amount (000)#
SECURITIES SOLD SHORT (5.6)%

U.S. GOVERNMENT AGENCY OBLIGATION (0.7)%

	Federal National Mortgage Assoc.
3,500	5.50%, TBA	(3,460,625)

U.S. TREASURY OBLIGATIONS (4.9)%

	U.S. Treasury Bonds
12,300	4.25%, 11/15/14	(12,038,625)
12,200	4.625%, 02/15/17	(12,194,278)

		(24,232,903)

	TOTAL SECURITIES SOLD SHORT (proceeds received $27,624,877)	(27,693,528)

Contracts/ Notional Amount (000)#
OUTSTANDING OPTIONS WRITTEN *
Call Options
	Swap Option 3 Month LIBOR,
4,800	expiring 07/02/2007, @ 5.00%	(26,050)
	Swap Option 3 Month LIBOR,
3,100	expiring 07/02/2007, @ 5.50%	(80,495)
	Swap Option 3 Month LIBOR,
2,300	expiring 12/20/2007, @ 5.15%	(32,982)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $108,310)	(139,527)

	TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT(d)—104.3% (cost $452,114,594)	519,264,877
	Liabilities in excess of other assets (f)—(4.3)%	(21,541,857)

	NET ASSETS —100%	$497,723,020

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
PO	Principal Only Securities
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazil Real
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
MXP	Mexico Peso
RUB	Russian Ruble

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a variable rate security.
(b)	Rates shown are the effective yields at purchase date.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(d)	As of April 30, 2007, 236 securities representing $144,001,375 and 27.7% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(e)	The United States federal income tax basis of the Portfolio’s investments was $481,655,305; accordingly, net unrealized appreciation on investments for federal income tax purposes was $65,442,627 (gross unrealized appreciation—$68,742,781; gross unrealized depreciation $3,300,154). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(f)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on future contracts, forward foreign currency exchange contracts and swap agreements as follows:

Future contracts open at April 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
35	90 Day Euro	Mar 08	$8,335,876	$8,328,688	$(7,188)
308	90 Day Euro	Jun 08	73,356,500	73,396,400	39,900
30	90 Day Euro	Sept 08	7,151,250	7,153,125	1,875
174	90 Day Euro Euribor	Mar 08	56,833,523	56,794,750	(38,773)
178	90 Day Sterling	Mar 08	41,984,082	41,894,497	(89,585)
199	90 Day Sterling	Jun 08	46,926,488	46,861,977	(64,511)
35	5 Year Euro-Bobl	Jun 07	13,072,053	13,089,057	17,004
336	5 Year U.S. Treasury Notes	Jun 07	35,429,344	35,558,250	128,906

			$283,089,116	$283,076,744	$(12,372)

Short Positions:
1,720	10 Year U.S. Treasury Notes	Jun 07	$7,803,875	$7,799,625	$4,250

Forward foreign currency exchange contracts outstanding at April 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 10/02/07	BRL	1,739	$835,000	$836,466	$1,466
Chinese Yuan,
Expiring 05/09/07	CNY	7,292	949,974	947,493	(2,481)
Expiring 08/16/07	CNY	5,057	655,000	666,134	11,134
Expiring 01/10/08	CNY	9,457	1,280,020	1,275,741	(4,279)
Expiring 03/05/08	CNY	12,490	1,701,000	1,701,230	230
Japanese Yen,
Expiring 05/15/07	JPY	461,462	3,834,716	3,870,334	35,618
Pound Sterling,
Expiring 05/17/07	GBP	136	272,713	271,957	(756)
Russian Ruble,
Expiring 01/11/08	RUB	29,232	1,129,000	1,138,506	9,506
Swiss Franc,
Expiring 06/07/07	CHF	734	609,599	609,811	212

			$11,267,022	$11,317,672	$50,650

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan,
Expiring 05/09/07	CNY	7,292	$949,011	$946,924	$2,087
Euros,
Expiring 05/24/07	EUR	27,562	37,503,360	37,634,247	(130,887)
Mexican Peso,
Expiring 06/06/07	MXP	23,100	2,081,691	2,104,728	(23,037)
Pound Sterling,
Expiring 05/17/07	GBP	1,350	2,670,300	2,699,339	(29,039)

			$43,204,362	$43,385,238	$(180,876)

The Fund entered into interest rate swap agreements during the period ended April 30, 2007. Details of the interest rate swap agreements outstanding as of April 30, 2007 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. (2)	6/20/2037	USD	1,300	5.00%	3 Month LIBOR	$(44,869)
Duetsche Bank (2)	6/20/2037	USD	9,200	5.00%	3 Month LIBOR	(194,974)
UBS AG (2)	6/18/2009	USD	5,300	5.00%	3 Month LIBOR	22,040
Goldman Sachs & Co. (2)	6/20/2012	USD	7,700	5.00%	3 Month LIBOR	42,141
Bank of America, N.A. (2)	6/15/2035	USD	700	6.00%	3 Month LIBOR	63,564
Bank of America, N.A. (1)	6/20/2022	USD	1,800	5.00%	3 Month LIBOR	(18,838)
Duetsche Bank (2)	12/15/2035	GBP	400	4.00%	6 Month LIBOR	35,788
UBS AG (2)	10/15/2010	EUR	100	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	2,512
Barclays Capital, Inc. (1)	12/15/1935	GBP	300	4.00%	6 Month LIBOR	28,968
JPMorgan Chase Bank (2)	1/15/2010	AUD	400	6.50%	6 Month Australian Bank Bill rate	(135)
Duetsche Bank (2)	1/15/2010	AUD	500	6.50%	6 Month Australian Bank Bill rate	(31)
Bank of America, N.A. (2)	6/20/2014	USD	3,000	5.00%	3 Month LIBOR	(11,554)
Citigroup, Inc. (2)	6/20/2037	USD	500	5.00%	3 Month LIBOR	1,401
Merrill Lynch & Co., Inc. (1)	6/20/2016	JPY	60,000	2.00%	6 Month LIBOR	(6,719)
Barclays Capital, Inc. (1)	6/20/2016	JPY	30,000	2.00%	6 Month LIBOR	(4,157)
Citigroup, Inc. (1)	6/20/2017	USD	4,300	5.00%	3 Month LIBOR	86,956
Duetsche Bank (2)	6/20/2017	USD	200	5.00%	3 Month LIBOR	(1,477)
UBS AG (2)	6/20/2012	USD	600	5.00%	3 Month LIBOR	(5,540)
Lehman Brothers, Inc. (2)	6/20/2012	USD	100	5.00%	3 Month LIBOR	(11,529)
Bank of America, N.A. (2)	6/20/2012	USD	1,200	5.00%	3 Month LIBOR	(7,990)
Morgan Stanley & Co. (2)	6/20/2012	USD	2,000	5.00%	3 Month LIBOR	(13,539)
Goldman Sachs & Co. (2)	6/20/2009	USD	2,000	5.00%	3 Month LIBOR	(3,434)
Barclays Capital, Inc. (2)	9/15/2010	GBP	400	5.00%	6 Month LIBOR	(109,376)
UBS AG (2)	12/20/2008	GBP	2,800	5.00%	6 Month LIBOR	(14,663)
Duetsche Bank (1)	12/15/2011	EUR	9,800	4.00%	6 Month Euribor	(27,098)

						$(192,553)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

The Fund entered into credit default swap agreements during the period ended April 30, 2007. Details of the credit default swap agreements outstanding as of April 30, 2007 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
UBS AG (1)	7/25/2045	USD	1,000	0.54%	ABX.HE.A Index	$21,767
Lehman Brothers, Inc. (2)	3/20/2008	USD	1,000	0.06%	AIG, 5.6%, due 10/18/16	(48)
Morgan Stanley & Co. (1)	12/20/2008	USD	200	0.26%	Allstate Corp., 6.125%, due 02/15/12	(690)
UBS AG (1)	12/20/2008	USD	200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(936)
Barclays Capital, Inc.(1)	9/20/2011	USD	100	0.54%	DaimlerChrysler N.A., 5.75%, due 09/08/11	(985)
Duetsche Bank (2)	3/20/2008	USD	1,400	0.23%	DaimlerChrysler N.A., 6.5%, due 11/15/13	1,990
Credit Suisse International (1)	12/20/2011	USD	1,000	3.25%	Dow Jones CDX HY7 Index	(7,865)
Bear Stearns International Ltd. (1)	7/25/2045	USD	2,200	0.54%	Dow Jones CDX IG4 Index	35,892
Goldman Sachs & Co. (1)	7/25/2045	USD	600	0.54%	Dow Jones CDX IG4 Index	11,964
Morgan Stanley & Co. (2)	12/20/2015	USD	800	0.46%	Dow Jones CDX IG5 Index	(1,321)
Morgan Stanley & Co. (1)	12/20/2012	USD	1,100	0.14%	Dow Jones CDX IG5 Index	(31)
Morgan Stanley & Co. (2)	12/20/2015	USD	1,900	0.46%	Dow Jones CDX IG5 Index	(4,794)
Morgan Stanley & Co. (1)	12/20/2012	USD	2,700	0.14%	Dow Jones CDX IG5 Index	210
Goldman Sachs & Co. (1)	12/20/2016	USD	1,400	0.65%	Dow Jones CDX IG7 Index	8,393
Barclays Capital, Inc.(1)	12/20/2011	USD	1,300	0.75%	Dow Jones CDX IG7 Index	1,240
Morgan Stanley & Co. (1)	12/20/2016	USD	1,200	0.65%	Dow Jones CDX IG7 Index	7,721
JPMorgan Chase Bank (1)	12/20/2011	USD	1,000	1.65%	Dow Jones CDX XO7 Index	247
Bank of America Securities LLC (1)	12/20/2008	USD	100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(122)
Citigroup, Inc. (1)	12/20/2008	USD	100	0.28%	Eaton Corp., 5.75%, due 07/15/12	(411)
Barclays Capital, Inc.(1)	12/20/2008	USD	200	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(464)
Morgan Stanley & Co. (1)	12/20/2008	USD	100	0.21%	Emerson Electric Co., 6.48%,due 10/15/12	(230)
Lehman Brothers, Inc. (2)	2/20/2012	USD	350	0.93%	Federal Republic of Brazil, 12.25%, due 03/06/30	4,574
Citigroup, Inc. (1)	12/20/2008	USD	100	0.29%	FedEx Corp., 7.25%, due 02/15/11	(370)
Lehman Brothers, Inc. (1)	12/20/2008	USD	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,520)
Bear Stearns International Ltd. (1)	12/20/2008	USD	100	0.32%	Hewlett Packard Co., 6.50% due 07/01/12	(523)
Lehman Brothers, Inc. (1)	12/20/2008	USD	100	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(79)
Merrill Lynch & Co. (1)	12/20/2008	USD	100	0.32%	Ingersoll-Rand Co., 6.48%,due 06/01/25	(416)
JPMorgan Chase Bank (1)	12/20/2016	EUR	400	0.85%	iTraxx Europe HiVol Series 6 Version 1	(2,132)
Goldman Sachs & Co. (1)	12/20/2016	EUR	1,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(5,693)
Duetsche Bank (1)	12/20/2016	EUR	1,200	0.85%	iTraxx Europe HiVol Series 6 Version 1	(7,287)
Barclays Bank PLC(1)	12/20/2016	EUR	1,300	0.85%	iTraxx Europe HiVol Series 6 Version 1	(7,037)
Lehman Brothers, Inc. (1)	12/20/2008	USD	100	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(173)
Lehman Brothers, Inc. (1)	12/20/2008	USD	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(861)
Lehman Brothers, Inc. (1)	12/20/2008	USD	100	0.30%	Masco Corp., 5.875%, due 07/15/12	(179)
Lehman Brothers, Inc. (1)	3/20/2015	USD	100	0.14%	Merck & Co., 4.75%, due 03/01/15	(140)
Duetsche Bank (1)	9/20/2011	USD	200	0.62%	Nationwide Health, 6.50%, due 07/15/11	(1,231)
Lehman Brothers, Inc. (1)	12/20/2008	USD	100	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(781)
Morgan Stanley & Co. (1)	6/20/2016	USD	300	0.39%	Omnicom Group, Inc., 5.90%, due 04/15/16	(2,108)
Lehman Brothers, Inc. (1)	6/20/2009	USD	500	0.40%	People's Republic of China, 6.80%, due 05/23/11	(3,789)
Lehman Brothers, Inc. (1)	12/20/2008	USD	100	0.35%	RadioShack Corp., 7.375%, due 05/15/11	31
Morgan Stanley & Co. (1)	5/20/2016	USD	1,200	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(18,715)
JPMorgan Chase Bank (1)	5/20/2016	USD	300	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(4,793)
Morgan Stanley & Co.(1)	9/20/2010	USD	300	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(5,584)
Duetsche Bank (2)	7/20/2007	USD	500	0.20%	Russian Federation, 2.25%, due 03/31/30	342
Citigroup, Inc. (1)	12/20/2008	USD	300	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(545)
Barclays Capital, Inc.(1)	12/20/2008	USD	100	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(1,064)
Bear Stearns International Ltd. (1)	6/20/2016	USD	200	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	4,692
Lehman Brothers, Inc. (1)	12/20/2008	USD	100	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(375)
Barclays Capital, Inc.(1)	3/20/2012	USD	100	0.21%	XL Capital, Ltd., 6.50%, due 01/15/12	438

						$16,209

(1)	Fund pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 28, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 28, 2007

*	Print the name and title of each signing officer under his or her signature.